MUTUAL OF AMERICA
                                                       INSTITUTIONAL FUNDS, INC.

                               SEMI-ANNUAL REPORT

                                ALL AMERICA FUND
                                EQUITY INDEX FUND
                            MID-CAP EQUITY INDEX FUND
                             AGGRESSIVE EQUITY FUND
                                    BOND FUND
                                MONEY MARKET FUND

                                  JUNE 30, 2001

   This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS
                                                                            Page
                                                                            ----
President's Message .......................................................    1

Performance Graphs ........................................................    2

Portfolio of Investments in Securities:

  All America Fund ........................................................    6

  Equity Index Fund .......................................................   14

  Mid-Cap Equity Index Fund ...............................................   19

  Aggressive Equity Fund ..................................................   23

  Bond Fund ...............................................................   25

  Money Market Fund .......................................................   27

Statement of Assets and Liabilities .......................................   29

Statement of Operations ...................................................   30

Statements of Changes in Net Assets .......................................   32

Financial Highlights ......................................................   34

Notes to Financial Statements .............................................   36


                                       I

--------------------------------------------------------------------------------
                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    320 PARK AVENUE, NEW YORK, NEW YORK 10022
--------------------------------------------------------------------------------

Dear Shareholder:

      We are pleased to present the Mutual of America Institutional Funds' results for the six-month period ending June 30, 2001.

      U.S. economic growth has been slow for the last three quarters with capital spending programs substantially down. The very nominal growth has been held up only by consumer spending. In the first six months of this year the Federal Reserve reduced short-term interest rates 275 basis points with another 25 basis points reduction anticipated. However, these rate cuts will likely not have any major impact on the economy until late in the year at best. The Bush tax cut was largely designed to boost consumer spending despite all the negative economic news.

      The stock market plummeted as earnings, and the profit outlook, became gloomy as the DJIA was down for the first six months of this year as was the S&P
500. The NASDAQ was down during the first quarter with a March 31 low of 1840 but was up in the second quarter. Market breadth became much healthier in the second quarter with two-thirds of the stocks within the S&P 500 achieving positive returns and small and mid cap stocks outperforming larger cap stocks. As investor anticipation of a recovery increases and as they shift their funds, the possibility of a substantial recovery also increases, even if not until next year.

      After underperforming for much of 2000, corporate bonds had a good first quarter with yields continuing in the second quarter to stay substantially below a year ago.

      The total return performance of each Fund for the six months ended June 30, 2001 was as follows:

                    Total Returns-Six Months to June 30, 2001

      All America Fund ..........................................    -10.2%
      Equity Index Fund .........................................    - 6.8%
      Mid-Cap Equity Index Fund .................................    + 0.7%
      Aggressive Equity Fund ....................................    - 6.4%
      Bond Fund .................................................    + 4.9%
      Money Market Fund .........................................    + 2.4%

      All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund and the two newest funds) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                     Sincerely,

                                     /s/ Dolores Morrissey

                                     Dolores Morrissey
                                     Chairman of the Board and President,
                                     Mutual of America Institutional Funds, Inc.

                                ALL AMERICA FUND

      The investment objective of the All America Fund is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index with the remaining 40% of the Fund actively managed. The actively managed portion of the Fund utilizes four different investment approaches, approximately equally distributed in large cap growth, small cap growth, large cap value and small cap value. Mutual of America Capital Management Corporation manages the value assets and two outside sub-advisors manage the growth assets.

      The Fund's return for the twelve months ending June 30, 2001 was -18.9% versus the benchmark S&P 500 Index's return of -14.8%. Each of the actively managed segments of the Fund lagged its respective benchmark by varying amounts. Market conditions have been challenging with investors reluctant to let their winners run and, thereby, quickly exiting stocks in which they have any gains. There is no clear leadership among the sectors with economic uncertainties both here and abroad. Earnings revisions continue to show a downward trend with recovery now anticipated early next year. However as earnings expectations and valuations come down, excess valuations are being reduced, which will allow for a stronger recovery hopefully either late this year or early in 2002.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                 All America Fund     S & P 500 Index
                                 ----------------     ---------------
                   5/1/96 ......     10,000               10,000
                   6/30/96 .....     10,103               10,301
                   6/30/97 .....     12,883               13,875
                   6/30/98 .....     15,883               18,060
                   6/30/99 .....     18,940               22,168
                   6/30/00 .....     22,225               23,773
                   6/30/01 .....     18,031               20,248

               ---------------------------------------------------
                                All America Fund
                                                  Total Return
               Period              Growth       ------------------
               Ended                 of          Cumu-     Average
               6/30/01             $10,000      lative     Annual
               ---------------------------------------------------
               1 Year               $8,113       -18.9%    -18.9%
               Since 5/1/96
                (Inception)        $18,031        80.3%     12.1%
               ---------------------------------------------------

               ---------------------------------------------------
                                  S&P 500 INDEX
                                                  Total Return
               Period              Growth       ------------------
               Ended                 of          Cumu-     Average
               6/30/01             $10,000      lative     Annual
               ---------------------------------------------------
               1 Year               $8,517       -14.8%    -14.8%
               Since 5/1/96
                (Inception)        $20,248       102.5%     14.6%
               ---------------------------------------------------

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The Equity Index Fund invests in the 500 stocks that comprise the S&P 500 Index. The S&P 500 Index is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be industry leaders. The Fund's performance for the twelve months ended June 30, 2001 was -14.8% and in line with the benchmark return of -14.8%. During the past twelve months the strongest performing sectors within the Index were transportation, financial and utilities with the weakest sectors being technology, communication services and health care. In recent months groups within the weakest sectors have shown improvement as investors appear to be beginning to look beyond the negative news to an economic recovery sometime in the not to distant future.

[The following information was depicted as a line chart in the printed material]

                                Equity Index Fund   S & P 500 Index
                                -----------------   ---------------
                  5/3/99 ......      10,000            10,000
                  6/30/99 .....      10,145            10,306
                  6/30/00 .....      10,839            11,052
                  6/30/01 .....       9,235             9,413


               ---------------------------------------------------
                                Equity Index Fund
                                                  Total Return
               Period              Growth       ------------------
               Ended                 of          Cumu-     Average
               6/30/01             $10,000      lative     Annual
               ---------------------------------------------------
               1 Year               $8,520       -14.8%    -14.8%
               Since 5/3/99
                (Inception)         $9,235        -7.7%     -3.6%
               ---------------------------------------------------

               ---------------------------------------------------
                                 S&P 500 Index
                                                  Total Return
               Period              Growth       ------------------
               Ended                 of          Cumu-     Average
               6/30/01             $10,000      lative     Annual
               ---------------------------------------------------
               1 Year               $8,517       -14.8%    -14.8%
               Since 5/3/99
                (Inception)         $9,413        -5.9%     -2.8%
               ---------------------------------------------------

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index. The S&P MidCap Index is a market-weighted index of 400 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market. The Fund became available on September 1, 2000 and performance figures reflect returns from that day forward. The Fund's performance for the ten-month period ending June 30, 2001 was -4.8% versus the S&P 400 MidCap Index return of -3.6%. The Fund's performance deviation since inception from that of its benchmark was mainly due to the Fund's initial day of operations during which it purchased securities on an intra-day basis which did not precisely correlate to that of the previous day's closing prices upon which the performance of the benchmark is measured.

                             AGGRESSIVE EQUITY FUND

      The Fund's objective is capital appreciation through investing in both growth and value stocks, with respective weighting determined by market conditions. The Fund became available on September 1, 2000 and performance figures reflect returns from that day forward. In the year 2000, technology, the sector that had been leading the way for sometime reversed its path and fell significantly. Declines in capital spending, particularly in the telecommunications sector appears to have been the catalyst for the decline in the technology sector. Energy was the strongest sector, but with a small weighting within the Index, it did not contribute the most; healthcare was the largest contributor. The Fund returned -12.7% for the ten-month period, underperforming its benchmark, the Russell 2000 Index, which returned -3.4% for the same period.

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper, the Fund returned 5.7% for the twelve months ended June 30, 2001. Short-term rates declined substantially during this period, as the Federal Reserve Board lowered the Federal Funds rate in an attempt to stimulate the economy. The seven-day annual effective yield as of August 14, 2001 is 3.4%. As with all performance reporting, this yield is not necessarily indicative of future yields.

                                    BOND FUND

      The Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. For the twelve months ended June 30, 2001, the Fund returned 8.4%. The Fund's benchmark, the Lehman Brothers Government/Credit Index, which is over 50% invested in U.S. Government issues, returned 11.1% for the same period. The Fund continued to underweigh government securities and emphasize higher yielding, but more volatile, corporate issues.

[The following information was depicted as a line chart in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                                  Lehman Bros. Gov't/
                                    Bond Fund      Credit Bond Index
                                    ---------      -----------------
                  5/1/96 ........    10,000            10,000
                  6/28/96 .......    10,074            10,116
                  6/30/97 .......    10,748            10,900
                  6/30/98 .......    11,884            12,129
                  6/30/99 .......    12,116            12,457
                  6/30/00 .......    12,234            12,991
                  6/30/01 .......    13,267            14,438

               ---------------------------------------------------
                                    Bond Fund
                                                  Total Return
               Period              Growth       ------------------
               Ended                 of          Cumu-     Average
               6/30/01             $10,000      lative     Annual
               ---------------------------------------------------
               1 Year              $10,845         8.4%      8.4%
               ---------------------------------------------------
               Since 5/1/96
                (Inception)        $13,267        32.7%      5.6%
               ---------------------------------------------------

               ---------------------------------------------------
                     Lehman Bros. Gov't./ Credit Bond Index
                                                  Total Return
               Period              Growth       ------------------
               Ended                 of          Cumu-     Average
               6/30/01             $10,000      lative     Annual
               ---------------------------------------------------
               1 Year              $11,114        11.1%     11.1%
               ---------------------------------------------------
               Since 5/1/96
                (Inception)        $14,438        44.4%      7.4%
               ---------------------------------------------------

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
INDEXED ASSETS:
COMMON STOCKS
   Abbott Laboratories ..............................       4,420    $   212,204
   ADC Telecommunications, Inc. .....................       2,213         14,606
   Adobe Systems, Inc. ..............................         697         32,759
   Advanced Micro Devices, Inc. .....................         958         27,667
   AES Corp. ........................................       1,518         65,350
   Aetna, Inc. ......................................         405         10,477
   Aflac, Inc. ......................................       1,532         48,243
   Agilent Technologies, Inc. .......................       1,300         42,250
   Air Products & Chemicals, Inc. ...................         661         30,241
   Alberto-Culver Co. ...............................         162          6,810
   Albertson's, Inc. ................................       1,161         34,818
   Alcan Inc. .......................................         961         40,381
   ALCOA, Inc. ......................................       2,488         98,027
   Allegheny Energy, Inc. ...........................         355         17,129
   Allegheny Technologies, Inc. .....................         274          4,957
   Allergan, Inc. ...................................         378         32,319
   Allied Waste Industries, Inc. ....................         540         10,087
   Allstate Corp. ...................................       2,076         91,323
   Alltel Corp. .....................................         905         55,440
   Altera Corp. .....................................       1,142         33,118
   Ambac Financial  Group, Inc. .....................         307         17,867
   Amerada Hess Corp. ...............................         263         21,250
   Ameren Corp. .....................................         394         16,824
   American Electric Power, Inc. ....................         928         42,846
   American Express Co. .............................       3,829        148,565
   American General Corp. ...........................       1,420         65,959
   American Greetings Corp. Cl A ....................         188          2,068
   American Home Products Corp. .....................       3,736        218,332
   American Int'l. Group, Inc. ......................       6,680        574,480
   American Power Conversion ........................         543          8,552
   Amgen, Inc. ......................................       2,989        181,373
   AMR Corp. ........................................         427         15,428
   Amsouth Bancorporation ...........................       1,076         19,895
   Anadarko Petroleum Corp. .........................         698         37,713
   Analog Devices, Inc. .............................       1,015         43,899
   Andrew Corp. .....................................         239          4,410
   Anheuser-Busch Cos., Inc. ........................       2,591        106,749
   AOL Time Warner Inc. .............................      12,697        672,941
   Aon Corp. ........................................         740         25,900
   Apache Corp. .....................................         351         17,813
   Apple Computer, Inc. .............................         993         23,087
   Applera Corp.-Applied Biosys .....................         594         15,890
   Applied Materials, Inc. ..........................       2,313        113,568
   Applied Micro Circuits, Corp. ....................         852         14,654
   Archer-Daniels-Midland Co. .......................       1,839         23,907
   Ashland, Inc. ....................................         211          8,461
   AT&T .............................................       9,888        217,536
   Autodesk, Inc. ...................................         176          6,565
   Automatic Data Processing, Inc. ..................       1,791         89,013
   AutoZone, Inc. ...................................         347         13,013
   Avaya Inc. .......................................         798         10,933
   Avery Dennison Corp. .............................         324         16,540
   Avon Products, Inc. ..............................         699         32,350
   Baker Hughes, Inc. ...............................         947         31,725
   Ball Corp. .......................................          91          4,328
   Bank of America Corp. ............................       4,593        275,718
   Bank of New York Co., Inc. .......................       2,118        101,664
   Bank One Corp. ...................................       3,296        117,997
   Bard (C.R.), Inc. ................................         147          8,372
   Barrick Gold Corp. ...............................       1,135         17,195
   Bausch & Lomb, Inc. ..............................         153          5,545
   Baxter International, Inc. .......................       1,672         81,928
   BB & T Corp. .....................................       1,127         41,361
   Bear Stearns Cos., Inc. ..........................         318         18,752
   Becton Dickinson & Co. ...........................         720         25,769
   Bed Bath & Beyond, Inc. ..........................         804         24,120
   BellSouth Corp. ..................................       5,394        217,216
   Bemis Co. ........................................         151          6,066
   Best Buy Co., Inc. ...............................         593         37,667
   Big Lots,  Inc. ..................................         320          4,378
   Biogen, Inc. .....................................         434         23,592
   Biomet, Inc. .....................................         486         23,357
   Black & Decker Corp. .............................         252          9,944
   Block (H. & R.), Inc. ............................         262         16,912
   BMC Software, Inc. ...............................         694         15,643
   Boeing Co. .......................................       2,500        139,000
   Boise Cascade Corp. ..............................         165          5,803
   Boston Scientific Corp. ..........................       1,195         20,315
   Bristol-Myers Squibb Co. .........................       5,569        291,259
   Broadcom Corp. Cl A ..............................         701         29,975
   Broadvision Inc. .................................         765          3,825
   Brown-Forman Corp. Cl B ..........................         196         12,532
   Brunswick Corp. ..................................         266          6,392
   Burlington Northern Santa Fe .....................       1,131         34,122
   Burlington Resources, Inc. .......................         627         25,049
   Cabletron Systems, Inc. ..........................         516         11,791
   Calpine Corp. ....................................         831         31,412
   Campbell Soup Co. ................................       1,170         30,128
   Capital One Financial Corp. ......................         568         34,080
   Cardinal Health, Inc. ............................       1,244         85,836
   Carnival Corp. ...................................       1,677         51,484
   Caterpillar, Inc. ................................       1,027         51,401
   Cendant Corp. ....................................       2,441         47,600
   Centex Corp. .....................................         171          6,968
   CenturyTel, Inc. .................................         401         12,150
   Charles Schwab Corp. .............................       3,970         60,741
   Charter One Financial, Inc. ......................         635         20,257
   Chevron Corp. ....................................       1,869        169,145
   Chiron Corp. .....................................         525         26,775
   Chubb Corp. ......................................         508         39,334
   CIGNA Corp. ......................................         468         44,844
   Cincinnati Financial Corp. .......................         473         18,684
   CINergy Corp. ....................................         460         16,077
   Cintas Corp. .....................................         482         22,293
   Circuit City Group, Inc. .........................         584         10,512
   Cisco Systems, Inc. ..............................      20,974        381,727
   Citigroup, Inc. ..................................      14,429        762,428
   Citizens Communications Co. ......................         818          9,841
   Citrix Systems, Inc. .............................         515         17,974
   Clear Channel Communications .....................       1,676        105,085
   Clorox Co. .......................................         680         23,018
   CMS Energy Corp. .................................         371         10,332
   Coca-Cola Co. ....................................       7,103        319,635
   Coca-Cola Enterprises, Inc. ......................       1,227         20,061
   Colgate-Palmolive Co. ............................       1,654         97,569
   Comcast Corp. Cl A ...............................       2,695        116,963
   Comerica, Inc. ...................................         508         29,261
   Compaq Computer Corp. ............................       4,840         74,972
   Computer Associates Intl., Inc. ..................       1,687         60,732
   Computer Sciences Corp. ..........................         478         16,539
   Compuware Corp. ..................................       1,026         14,354
   Comverse Technology Inc. .........................         490         27,979
   ConAgra Foods Inc. ...............................       1,533         30,369
   Concord EFS, Inc. ................................         686         35,679
   Conexant Systems, Inc. ...........................         664          5,943
   Conoco, Inc. .....................................       1,803         52,107
   Conseco, Inc. ....................................         942         12,858
   Consolidated Edison, Inc. ........................         606         24,119

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Constellation Energy Group .......................         463    $    19,724
   Convergys Corp. ..................................         505         15,276
   Cooper Industries, Inc. ..........................         274         10,848
   Cooper Tire & Rubber Co. .........................         221          3,138
   Coors (Adolph) Co. Cl B ..........................         108          5,419
   Corning, Inc. ....................................       2,632         43,981
   Costco Wholesale Corp. ...........................       1,275         52,377
   Countrywide Credit Industries ....................         324         14,865
   Crane Co. ........................................         191          5,921
   CSX Corp. ........................................         627         22,722
   Cummins Inc. .....................................         120          4,644
   CVS Corp. ........................................       1,129         43,579
   Dana Corp. .......................................         424          9,896
   Danaher Corp. ....................................         411         23,016
   Darden Restaurants, Inc. .........................         387         10,797
   Deere & Co. ......................................         671         25,397
   Dell Computer Corp. ..............................       7,423        197,674
   Delphi Automotive Systems Corp. ..................       1,625         25,886
   Delta Air Lines, Inc. ............................         351         15,472
   Deluxe Corp. .....................................         211          6,098
   Devon Energy Corp. ...............................         362         19,005
   Dillard's Inc. Cl A ..............................         253          3,863
   Disney (Walt) Co. ................................       5,951        171,924
   Dollar General Corp. .............................         960         18,720
   Dominion Resources, Inc. .........................         683         41,069
   Donnelley (R.R.) & Sons Co. ......................         365         10,841
   Dover Corp. ......................................         586         22,063
   Dow Chemical Co. .................................       2,558         85,054
   Dow Jones & Co., Inc. ............................         258         15,405
   DTE Energy Co. ...................................         504         23,406
   Du Pont (E.I.) de Nemours & Co. ..................       3,003        144,865
   Duke Energy Corp. ................................       2,199         85,783
   Dynergy, Inc. ....................................         934         43,431
   Eastman Chemical Co. .............................         229         10,907
   Eastman Kodak Co. ................................         831         38,791
   Eaton Corp. ......................................         212         14,861
   Ecolab, Inc. .....................................         374         15,323
   Edison International .............................         954         10,637
   El Paso Corp. ....................................       1,413         74,239
   Electronic Data Systems Corp. ....................       1,356         84,750
   EMC Corp. ........................................       6,279        182,405
   Emerson Electric Co. .............................       1,223         73,992
   Engelhard Corp. ..................................         361          9,310
   Enron Corp. ......................................       2,094        102,606
   Entergy Corp. ....................................         661         25,376
   EOG Resources, Inc. ..............................         334         11,874
   Equifax, Inc. ....................................         408         14,965
   Exelon Corp. .....................................         932         59,760
   Exxon Mobil Corp. ................................       9,886        863,543
   Fannie Mae .......................................       2,888        245,913
   Federated Department Stores ......................         605         25,713
   FedEx Corp. ......................................         835         33,567
   Fifth Third Bancorp ..............................       1,620         97,281
   First Data Corp. .................................       1,134         72,860
   First Union Corp. ................................       2,844         99,369
   FirstEnergy Corp. ................................         672         21,612
   Fiserv, Inc. .....................................         355         22,713
   FleetBoston Financial Corp. ......................       3,094        122,058
   Fluor Corp. ......................................         219          9,888
   FMC Corp. ........................................          88          6,033
   Ford Motor Co. ...................................       5,243        128,716
   Forest Laboratories, Inc. ........................         503         35,713
   Fortune Brands, Inc. .............................         474         18,183
   FPL Group, Inc. ..................................         517         31,129
   Franklin Resources, Inc. .........................         757         34,648
   Freddie Mac ......................................       2,001        140,070
   Freeport-McMoran Copper Cl B .....................         412          4,553
   Gannett Co., Inc. ................................         766         50,479
   Gap, Inc. ........................................       2,438         70,702
   Gateway, Inc. ....................................         908         14,937
   General Dynamics Corp. ...........................         580         45,130
   General Electric Co. .............................      28,436      1,386,255
   General Mills, Inc. ..............................         837         36,644
   General Motors Corp. .............................       1,574        101,287
   Genuine Parts Co. ................................         512         16,128
   Georgia-Pacific (Timber Group) ...................         659         22,307
   Gillette Co. .....................................       2,988         86,622
   Global Crossing Ltd. .............................       2,525         21,816
   Golden West Financial Corp. ......................         468         30,064
   Goodrich Corporation .............................         301         11,432
   Goodyear Tire & Rubber Co. .......................         452         12,656
   GPU, Inc. ........................................         357         12,549
   Grainger (W.W.), Inc. ............................         270         11,113
   Great Lakes Chemical Corp. .......................         168          5,183
   Guidant Corp. ....................................         884         31,824
   Halliburton Co. ..................................       1,272         45,283
   Harley-Davidson, Inc. ............................         874         41,148
   Harrah's Entertainment, Inc. .....................         373         13,167
   Hartford Financial Svcs. Gp., Inc. ...............         678         46,375
   Hasbro, Inc. .....................................         493          7,124
   HCA, Inc .........................................       1,540         69,593
   HealthSouth Corp. ................................       1,113         17,775
   Heinz (H.J.) Co. .................................       1,011         41,340
   Hercules, Inc. ...................................         306          3,458
   Hershey Food Corp. ...............................         400         24,684
   Hewlett-Packard Co. ..............................       5,545        158,587
   Hilton Hotels Corp. ..............................       1,062         12,319
   Home Depot, Inc. .................................       6,687        311,280
   Homestake Mining Co. .............................         750          5,813
   Honeywell International, Inc. ....................       2,276         79,638
   Household International, Inc. ....................       1,350         90,045
   Humana, Inc. .....................................         482          4,748
   Huntington Bancshares, Inc. ......................         729         11,919
   Illinois Tool Works, Inc. ........................         865         54,755
   IMS Health, Inc. .................................         890         25,365
   Inco Ltd. ........................................         557          9,614
   Ingersoll Rand Co. ...............................         473         19,488
   Intel Corp. ......................................      19,315        564,964
   International Paper Co. ..........................       1,388         49,552
   Interpublic Group of Cos., Inc. ..................       1,028         30,172
   Intl. Business Machines Corp. ....................       4,979        562,627
   Intl. Flavors & Fragrances .......................         305          7,665
   Intuit, Inc. .....................................         592         23,674
   ITT Industries, Inc. .............................         253         11,195
   J.P. Morgan Chase & Co. ..........................       5,689        253,729
   Jabil Circuit, Inc. ..............................         546         16,850
   JDS Uniphase Corp. ...............................       3,749         47,800
   Jefferson-Pilot Corp. ............................         452         21,841
   John Hancock Financial Services ..................         883         35,550
   Johnson & Johnson ................................       8,620        431,000
   Johnson Controls, Inc. ...........................         247         17,900
   KB Home ..........................................         139          4,194
   Kellogg Co. ......................................       1,165         33,785
   Kerr-McGee Corp. .................................         270         17,893
   KeyCorp ..........................................       1,223         31,859
   Keyspan Corporation ..............................         382         13,935
   Kimberly Clark Corp. .............................       1,532         85,639
   Kinder Morgan, Inc. ..............................         334         16,784

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   King Pharmaceuticals Inc. ........................         478    $    25,693
   KLA Tencor Corp. .................................         533         31,165
   Kmart Corp. ......................................       1,433         16,437
   Knight-Ridder, Inc. ..............................         224         13,283
   Kohl's Corp. .....................................         936         58,715
   Kroger Co. .......................................       2,323         58,075
   Legget & Platt ...................................         565         12,447
   Lehman Brothers Holdings, Inc. ...................         695         54,036
   Lexmark Int'l, Inc. ..............................         368         24,748
   Lilly (Eli) & Co. ................................       3,238        239,612
   Limited, Inc. ....................................       1,238         20,452
   Lincoln National Corp. ...........................         564         29,187
   Linear Technology Corp. ..........................         887         39,223
   Liz Claiborne, Inc. ..............................         173          8,728
   Lockheed Martin Corp. ............................       1,229         45,534
   Loew's Corp. .....................................         568         36,596
   Louisiana-Pacific Corp. ..........................         308          3,613
   Lowe's Companies, Inc. ...........................       1,099         79,732
   LSI Logic Corp. ..................................         991         18,631
   Lucent Technologies ..............................       9,769         60,568
   Manor Care, Inc. .................................         298          9,462
   Marriott International, Inc. .....................         688         32,570
   Marsh & McLennan Cos., Inc. ......................         767         77,467
   Masco Corp. ......................................       1,286         32,099
   Mattel, Inc. .....................................       1,210         22,893
   Maxim Integrated Products, Inc. ..................         928         41,027
   May Department Stores Co. ........................         855         29,292
   Maytag Corp. .....................................         247          7,227
   MBIA, Inc. .......................................         433         24,109
   MBNA Corp. .......................................       2,445         80,563
   McDermott International, Inc. ....................         171          1,992
   McDonald's Corp. .................................       3,706        100,284
   McGraw-Hill Cos., Inc. ...........................         564         37,309
   McKesson HBOC, Inc. ..............................         809         30,030
   Mead Corp. .......................................         296          8,033
   Medimmune, Inc. ..................................         598         28,226
   Medtronic, Inc. ..................................       3,437        158,136
   Mellon Financial Corp. ...........................       1,407         64,722
   Merck & Co., Inc. ................................       6,588        421,039
   Mercury Interactive Corp. ........................         216         12,938
   Meredith Corp. ...................................         150          5,372
   Merrill Lynch & Co., Inc. ........................       2,405        142,496
   MetLife Inc. .....................................       2,148         66,545
   MGIC Investment Corp. ............................         304         22,083
   Micron Technology, Inc. ..........................       1,702         69,952
   Microsoft Corp. ..................................      15,423      1,125,711
   Millipore Corp. ..................................         131          8,119
   Minnesota Mining & Mfg. Co. ......................       1,136        129,618
   Mirant Corp. .....................................         971         33,402
   Molex Inc., Cl A .................................         564         20,603
   Moody's Corp. ....................................         463         15,511
   Morgan Stanley Dean Witter .......................       3,189        204,829
   Motorola, Inc. ...................................       6,270        103,831
   Nabors Industries, Inc. ..........................         418         15,550
   National City Corp. ..............................       1,722         53,003
   National Semiconductor Corp. .....................         491         14,298
   National Service Industries ......................         118          2,663
   Navistar International Corp. .....................         186          5,232
   NCR Corp. ........................................         279         13,113
   Network Appliance, Inc. ..........................         921         12,618
   New York Times Co. Cl A ..........................         495         20,790
   Newell Rubbermaid, Inc. ..........................         764         19,176
   Newmont Mining Corp. .............................         552         10,273
   Nextel Communications, Inc. ......................       2,172         38,010
   Niagara Mohawk Holdings, Inc. ....................         460          8,137
   Nicor, Inc. ......................................         137          5,340
   NIKE, Inc. Cl B ..................................         784         32,920
   NiSource, Inc. ...................................         583         15,933
   Noble Drilling Corp. .............................         387         12,674
   Nordstrom, Inc. ..................................         409          7,587
   Norfolk Southern Corp. ...........................       1,094         22,646
   Nortel Networks Corp. ............................       9,131         83,001
   Northern Trust Corp. .............................         640         40,000
   Northrop Grumman Corp. ...........................         238         19,064
   Novell, Inc. .....................................         911          5,184
   Novellus Systems, Inc. ...........................         372         21,126
   Nucor Corp. ......................................         253         12,369
   Occidental Petroleum Corp. .......................       1,058         28,132
   Office Depot, Inc. ...............................         854          8,865
   Omnicom Group, Inc. ..............................         510         43,860
   Oneok, Inc. ......................................         186          3,664
   Oracle Corp. .....................................      16,087        305,653
   PACCAR, Inc. .....................................         227         11,672
   Pactiv Corp. .....................................         498          6,673
   Pall Corp. .......................................         360          8,471
   Palm, Inc. .......................................       1,602          9,724
   Parametric Technology Corp. ......................         765         10,702
   Parker Hannifin Corp. ............................         322         13,666
   Paychex, Inc. ....................................       1,063         42,520
   Penney (J.C.) Co., Inc. ..........................         748         19,717
   Peoples Energy Corp. .............................         103          4,141
   Peoplesoft, Inc. .................................         818         40,270
   Pepsi Bottling Group Inc. ........................         406         16,281
   PepsiCo, Inc. ....................................       4,195        185,419
   Perkinelmer, Inc. ................................         262          7,213
   Pfizer, Inc. .....................................      18,105        725,105
   PG & E Corp. .....................................       1,105         12,376
   Pharmacia Corp. ..................................       3,702        170,107
   Phelps Dodge Corp. ...............................         235          9,753
   Phillip Morris Cos., Inc. ........................       6,303        319,877
   Phillips Petroleum Co. ...........................         731         41,667
   Pinnacle West Capital Corp. ......................         244         11,566
   Pitney Bowes, Inc. ...............................         740         31,169
   Placer Dome, Inc. ................................         937          9,183
   PNC Financial Services Group .....................         847         55,724
   Potlatch Corp. ...................................          86          2,959
   Power-One, Inc. ..................................         208          3,461
   PPG Industries, Inc. .............................         502         26,390
   PPL Corporation ..................................         415         22,825
   Praxair, Inc. ....................................         460         21,620
   Proctor & Gamble Co. .............................       3,746        238,995
   Progress Energy, Inc. ............................         588         26,413
   Progressive Corp. of Ohio ........................         212         28,660
   Providian Financial Corp. ........................         817         48,366
   Public Svc. Enterprise Group .....................         632         30,905
   Pulte Homes Inc. .................................         126          5,371
   QlLogic Corporation ..............................         254         16,370
   Quaker Oats Co. ..................................         386         35,223
   Qualcomm, Inc. ...................................       2,162        126,434
   Quintiles Transnational Corp. ....................         330          8,333
   Qwest Communications Intl ........................       4,752        151,446
   RadioShack Corp. .................................         534         16,287
   Ralston Purina Co. ...............................         882         26,478
   Raytheon .........................................         972         25,807
   Reebok International Ltd. ........................         161          5,144
   Regions Financial Corp. ..........................         688         22,016
   Reliant Energy, Inc. .............................         853         27,475
   Robert Half Intl., Inc. ..........................         511         12,719

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Rockwell Intl., Corp. ............................         552    $    21,042
   Rohm Haas Co. ....................................         630         20,727
   Rowan Cos., Inc. .................................         265          5,857
   Royal Dutch Petroleum Co. (N.Y.) .................       6,141        357,836
   Ryder System, Inc. ...............................         194          3,802
   Sabre Group Holdings, Inc. .......................         372         18,600
   Safeco Corp. .....................................         375         11,063
   Safeway, Inc. ....................................       1,422         68,256
   Sanmina Corp. ....................................         916         21,444
   Sapient Corp. ....................................         326          3,179
   Sara Lee Corp. ...................................       2,266         42,918
   SBC Communications, Inc. .........................       9,651        386,619
   Schering-Plough Corp. ............................       4,195        152,027
   Schlumberger, Ltd. ...............................       1,631         85,872
   Scientific-Atlanta, Inc. .........................         451         18,311
   Sealed Air Corp. .................................         240          8,940
   Sears Roebuck & Co. ..............................         958         40,533
   Sempra Energy ....................................         588         16,076
   Sherwin-Williams Co. .............................         479         10,634
   Siebel Systems, Inc. .............................       1,299         60,923
   Sigma-Aldrich Corp. ..............................         249          9,616
   Snap-On, Inc. ....................................         169          4,083
   Solectron Corp. ..................................       1,828         33,452
   Southern Co. .....................................       1,940         45,105
   SouthTrust Corp. .................................         968         25,168
   Southwest Airlines Co. ...........................       2,181         40,327
   Sprint Corp. (FON Group) .........................       2,505         53,507
   Sprint Corp. (PCS Group) .........................       2,675         64,601
   St. Jude Medical, Inc. ...........................         245         14,700
   St. Paul Companies, Inc. .........................         607         30,769
   Stanley Works ....................................         259         10,847
   Staples, Inc. ....................................       1,300         20,787
   Starbucks Corp. ..................................       1,052         24,196
   Starwood Hotels & Resorts ........................         553         20,616
   State Street Corp. ...............................         920         45,531
   Stillwell Financial Inc. .........................         638         21,411
   Stryker Corp. ....................................         557         30,551
   Sun Microsystems, Inc. ...........................       9,356        147,076
   Sunoco, Inc. .....................................         262          9,597
   Suntrust Banks, Inc. .............................         868         56,229
   Supervalu, Inc. ..................................         404          7,090
   Symbol Technologies, Inc. ........................         642         14,252
   Synovus Financial Corp. ..........................         806         25,292
   Sysco Corp. ......................................       1,895         51,449
   T. Rowe Price Group, Inc. ........................         345         12,900
   Target Corp. .....................................       2,616         90,514
   Tektronix, Inc. ..................................         272          7,385
   Tellabs, Inc. ....................................       1,175         22,654
   Temple-Inland, Inc. ..............................         163          8,686
   Tenet Healthcare Corp. ...........................         895         46,173
   Teradyne, Inc. ...................................         494         16,351
   Texaco, Inc. .....................................       1,593        106,094
   Texas Instruments, Inc. ..........................       4,940        155,610
   Textron, Inc. ....................................         431         23,722
   Thermo Electron Corp. ............................         490         10,790
   Thomas & Betts Corp. .............................         168          3,708
   Tiffany & Co. ....................................         417         15,104
   Timken Co. .......................................         178          3,015
   TJX Companies, Inc. ..............................         803         25,592
   TMP Worldwide, Inc. ..............................         306         18,088
   Torchmark Corp. ..................................         380         15,280
   Tosco Corp. ......................................         414         18,237
   Toys R Us, Inc. ..................................         585         14,479
   Transocean Sedco Forex, Inc. .....................         877         36,176
   Tribune Co. ......................................         885         35,409
   Tricon Global Restaurants Inc. ...................         447         19,623
   TRW, Inc. ........................................         350         14,350
   Tupperware Corp. .................................         166          3,889
   TXU Corp. ........................................         756         36,432
   Tyco International Ltd. ..........................       5,501        299,805
   Unilever N.V. (N.Y.) .............................       1,645         97,993
   Union Pacific Corp. ..............................         717         39,370
   Union Planters Corp. .............................         410         17,876
   Unisys Corp. .....................................         891         13,107
   United Technologies Corp. ........................       1,350         98,901
   UnitedHealth Group Inc. ..........................         934         57,675
   Univision Communications, Inc. ...................         599         25,625
   Unocal Corp. .....................................         698         23,837
   UNUMProvident Corp. ..............................         692         22,227
   US Airways Group Inc. ............................         207          5,030
   US Bancorp .......................................       5,461        124,456
   USA Education Inc. ...............................         457         33,361
   UST, Inc. ........................................         495         14,286
   USX-Marathon Group ...............................         893         26,352
   USX-U.S. Steel Group .............................         255          5,138
   V F Corp. ........................................         341         12,406
   Veritas Software Corp. ...........................       1,147         76,310
   Verizon Communications ...........................       7,799        417,247
   Viacom, Inc. Cl B ................................       5,101        263,977
   Visteon Corp. ....................................         372          6,837
   Vitesse Semiconductor Corp. ......................         515         10,836
   Vulcan Materials Co. .............................         290         15,588
   Wachovia Corp. ...................................         584         41,552
   Walgreen Co. .....................................       2,880         98,352
   Wal-Mart Stores, Inc. ............................      12,818        625,518
   Washington Mutual, Inc. ..........................       2,557         96,015
   Waste Management, Inc. ...........................       1,783         54,952
   Watson Pharmaceuticals, Inc. .....................         290         17,876
   Wellpoint Health Networks Inc. ...................         186         17,529
   Wells Fargo & Company ............................       4,893        227,182
   Wendy's International, Inc. ......................         346          8,837
   Westvaco Corp. ...................................         288          6,996
   Weyerhaeuser Co. .................................         623         34,246
   Whirlpool Corp. ..................................         217         13,563
   Willamette Industries, Inc. ......................         325         16,088
   Williams Cos., Inc. ..............................       1,360         44,812
   Winn-Dixie Stores, Inc. ..........................         433         11,314
   Worldcom Inc. - Worldcom Group ...................       8,263        123,614
   Worthington Industries, Inc. .....................         261          3,550
   Wrigley (Wm.) Jr. Co. ............................         670         31,390
   Xcel Energy, Inc. ................................         959         27,284
   Xerox Corp. ......................................       1,990         19,044
   Xilinx, Inc. .....................................         913         37,652
   Yahoo!, Inc. .....................................       1,625         32,484
   Zions Bancorporation .............................         264         15,576
                                                                     -----------
TOTAL INDEXED ASSETS -- COMMON STOCKS
   (Cost: $29,911,164) 56.7% ........................                $31,632,313
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                            Face
                                     Rate     Maturity     Amount      Value
                                    -------   --------   ----------   --------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
   U.S. Treasury Bill (a) ......     4.05%    07/19/01   $100,000   $    99,801
   U.S. Treasury Bill (a) ......     3.66     08/09/01    100,000        99,594
                                                                    -----------
                                                                        199,395
                                                                    -----------
COMMERCIAL PAPER (1.4%)
   Schering Corp. ..............     4.15     07/02/01    770,000       769,822
                                                                    -----------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $969,217) 1.7% ........................................       969,217
                                                                    -----------

TOTAL INDEXED ASSETS
   (Cost: $30,880,381 ) 58.4% ...................................   $32,601,530
                                                                    ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2001:

                                       Expiration    Underlying Face Unrealized
                                          Date       Amount at Value Gain/(Loss)
                                       -----------   --------------- -----------
PURCHASED
   3 S&P 500 Stock Index
     Futures Contracts .............  September 2001     $923,775     $(29,475)
                                                         ========     ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.7%.

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
ACTIVE ASSETS:
BASIC MATERIALS (0.9%)
   Air Products & Chemicals, Inc. ...................       2,690    $   123,068
   Cabot Corp. ......................................       3,250        117,065
   Du Pont (E.I.) de Nemours & Co. ..................       2,280        109,987
   Newmont Mining Corp. .............................       3,840         71,462
   OM Group Inc. ....................................       1,150         64,688
                                                                     -----------
                                                                         486,270
                                                                     -----------
CONSUMER, CYCLICAL (4.0%)
   Abercrombie & Fitch Co. Cl A* ....................       1,200         53,400
   Adelphia Communications Cl A* ....................       2,140         87,740
   American Eagle Outfitters* .......................       1,000         35,240
   AOL Time Warner Inc.* ............................       1,610         85,330
   Applebees Intl., Inc. ............................         600         19,200
   Barnes & Noble, Inc.* ............................       4,670        183,765
   BEBE Stores Inc.* ................................       2,200         64,152
   Blyth, Inc. ......................................       1,750         44,993
   Brunswick Corp. ..................................       2,880         69,206
   California Pizza Kitchen Inc.* ...................       1,350         31,388
   CBRL Group, Inc. .................................       4,160         70,512
   CEC Entertainment, Inc.* .........................       1,000         49,350
   Clear Channel Communications* ....................       1,400         87,780
   Coach Inc.* ......................................       1,400         53,270
   Comcast Corp. Cl A* ..............................       1,260         54,684
   Constellation Brands Inc.* .......................       1,040         42,640
   Cox Radio, Inc.* .................................       2,920         81,322
   Dress Barn, Inc.* ................................       2,350         53,463
   Duane Reade, Inc.* ...............................       1,050         34,125
   Family Dollar Stores, Inc. .......................       2,150         55,105
   J. Jill Group Inc.* ..............................       4,170         84,443
   Lee Enterprises ..................................       3,500        115,500
   Mattel, Inc.* ....................................       9,340        176,713
   Omnicom Group, Inc. ..............................       1,510        129,860
   Orient Express Hotels Ltd.* ......................       2,500         55,125
   Rent-A-Center, Inc.* .............................         445         23,407
   Ruby Tuesday Inc. ................................       2,550         43,605
   Strayer Education Inc. ...........................         600         29,250
   The Cheesecake Factory, Inc.* ....................       3,337         94,437
   Toll Brothers, Inc.* .............................         700         27,517
   Tricon Global Restaurants Inc. ...................       1,700         74,630
   Tweeter Home Entmt Group, Inc. ...................         700         24,710
   Univision Communications, Inc. ...................       1,300         55,614
   Westwood One, Inc.* ..............................         580         21,373
   Yankee Candle Company Inc.* ......................         800         15,192
                                                                     -----------
                                                                       2,228,041
                                                                     -----------
CONSUMER, NON-CYCLICAL (0.4%)
   Career Education Corp.* ..........................       1,100         65,890
   Church & Dwight ..................................       1,550         39,448
   Corinthian Colleges, Inc.* .......................       1,800         84,726
   Resources Connection Inc.* .......................       1,000         25,840
                                                                     -----------
                                                                         215,904
                                                                     -----------
ENERGY (1.9%)
   Arch Coal Inc. ...................................       4,000        103,480
   Conoco, Inc. .....................................       1,780         51,442
   CONSOL Energy, Inc. ..............................       2,540         64,262
   Grey Wolf Inc.* ..................................      12,070         48,280
   Hexcel Corp.* ....................................       5,690         72,548
   Horizon Offshore Inc.* ...........................       1,300         17,550
   Lyondell Petrochemical Co. .......................       5,570         85,667
   Mitchell Energy & Dev. Corp. .....................       1,840         85,100
   Murphy Oil Corp. .................................         710         52,256
   National-Oilwell Inc.* ...........................       2,690         72,092
   Patterson-UTI Energy, Inc.* ......................       2,990         53,431
   Peabody Energy Corp.* ............................         200          6,550
   Pioneer Natural Resources Co.* ...................       6,570        112,019
   Smith International, Inc.* .......................         650         38,935
   Spinnaker Expl. Co.* .............................       1,660         66,168
   St. Mary Land & Exploration ......................         690         16,118
   Swift Energy Co.* ................................         700         21,091
   Veritas DGC, Inc.* ...............................       1,200         33,300
   Westport Resources Corp.* ........................       2,100         44,100
                                                                     -----------
                                                                       1,044,389
                                                                     -----------
FINANCIAL (7.4%)
   Affiliated Managers Group* .......................         750         46,125
   Aflac, Inc. ......................................       1,750         55,108
   Allstate Corp. ...................................       3,220        141,648
   American Int'l. Group, Inc. ......................       3,300        283,800
   Amsouth Bancorporation ...........................       5,200         96,148
   Annuity & Life Re Holdings .......................       3,890        139,068
   Astoria Financial Corp. ..........................       1,740         95,700
   Bank of America Corp. ............................       2,980        178,889
   Banknorth Group, Inc. ............................       9,310        210,872
   Boston Private Finl. Holdings ....................         850         19,040
   Citigroup, Inc. ..................................       8,733        461,452
   Compass Bancshares Inc. ..........................       1,180         31,270
   Cullen/Frost Bankers, Inc. .......................       2,800         94,780
   Federated Investors Inc. .........................       2,500         80,500
   First Midwest Bancorp ............................       4,620        136,983
   HCC Insurance Holdings Inc. ......................       3,850         94,325
   Hudson United Bancorp ............................       2,510         64,005
   Investors Financial Services .....................         875         58,625
   Jefferson-Pilot Corp. ............................       2,763        133,484
   Markel Corporation* ..............................         300         58,950
   Marshall & Ilsley Corp. ..........................         920         49,588
   MBNA Corp. .......................................       7,400        243,830
   Mercantile Bankshares Corp. ......................       1,720         67,304
   MGIC Investment Corp. ............................         830         60,291
   Morgan Stanley Dean Witter .......................       3,800        244,074
   National City Corp. ..............................       1,920         59,098
   New York Community Bancorp, Inc. .................       1,457         54,856
   R & G Financial Corp. Cl B .......................       4,550         73,028
   Richmond County Finl. Corp. ......................       3,930        147,454
   Safeco Corp. .....................................       3,950        116,525
   SEI Investments ..................................       1,220         57,828
   Southwest Bancorp of Texas* ......................       2,780         83,984
   Sterling Bancshares, Inc. ........................       2,500         47,950
   Triad Guaranty* ..................................       3,190        127,600
   UCBH Holdings Inc. ...............................         850         25,798
   Union Planters Corp. .............................       2,900        126,440
   Washington Mutual, Inc. ..........................       1,650         61,958
                                                                     -----------
                                                                       4,128,378
                                                                     -----------
HEALTHCARE (4.7%)
   Accredo Health, Inc.* ............................       1,387         51,583
   Amerisource Health Corp. Cl A ....................       2,350        129,955
   Apria Healthcare Group, Inc.* ....................       4,190        120,882
   Barr Laboratories, Inc.* .........................         750         52,808
   Biogen, Inc.* ....................................       1,600         86,976
   Caremark RX Inc.* ................................       1,600         26,320
   Celgene Corp.* ...................................         200          5,770
   CV Therapeutics Inc.* ............................         210         11,970
   Dentsply International, Inc.* ....................       1,795         79,608
   Digene Corp.* ....................................         700         28,560
   Enzon, Inc.* .....................................       1,200         75,000
   Express Scripts, Inc.* ...........................       2,770        152,433
   First Horizon Pharmaceutical* ....................         685         21,989

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
ACTIVE ASSETS (CONTINUED):
HEALTHCARE (CONTINUED)
   Genzyme Corp. (Genl. Div)* .......................         342    $    20,862
   HCA, Inc.* .......................................       1,410         63,718
   IDEC Pharmaceuticals Corp.* ......................         800         54,152
   IMS Health, Inc. .................................       2,550         72,675
   Johnson & Johnson ................................       1,160         58,000
   Laboratory Corp. of America* .....................       1,200         92,280
   Lifepoint Hospitals Inc.* ........................       2,970        131,512
   Ligand Pharmaceuticals Cl B* .....................       1,500         16,950
   Lilly (Eli) & Co. ................................       3,300        244,200
   Merck & Co., Inc. ................................       3,700        236,467
   Mid Atlantic Medical Svcs., Inc. .................       3,300         59,169
   Orthodontic Centers of America ...................         840         25,528
   Patterson Dental Co.* ............................       2,400         72,000
   Province Healthcare Co.* .........................       1,655         58,405
   Quintiles Transnational Corp.* ...................       5,310        134,078
   Rehabcare Group Inc.* ............................       1,118         53,888
   Serono SA ........................................       4,970        124,002
   Specialty Laboratories* ..........................         300         11,355
   Teva Pharmaceutical-Sp A .........................       1,950        121,485
   Triad Hospitals, Inc.* ...........................       2,240         66,013
   Universal Health Services Cl B ...................       1,140         51,870
                                                                     -----------
                                                                       2,612,463
                                                                     -----------
INDUSTRIAL (8.0%)
   ABM Industries Inc. ..............................       1,920         71,520
   Albany Molecular Research Inc.* ..................       1,050         39,911
   Alexander & Baldwin, Inc. ........................       3,100         79,825
   Alliant TechSystems Inc.* ........................       1,610        144,739
   Ameren Corp. .....................................       1,050         44,835
   Aquila Inc.* .....................................         815         20,090
   BISYS Group, Inc.* ...............................       1,130         66,670
   Borg-Warner, Inc. ................................       1,150         57,063
   Brooks Automation Inc.* ..........................         450         20,745
   Cal Dive International, Inc.* ....................       1,920         47,232
   Cambrex Corp. ....................................       2,270        114,817
   Carbo Ceramics Inc. ..............................         770         28,529
   Chicago Bridge & Iron NV (NY) ....................       2,690         91,057
   Concord EFS, Inc.* ...............................       1,090         56,691
   Corporate Executive Board Co.* ...................       1,750         73,500
   Covenant Transport, Inc. Cl A* ...................       6,490         80,801
   D.R. Horton, Inc. ................................         964         21,883
   Dal-Tile International Inc.* .....................       2,700         50,085
   DuPont Photomasks, Inc.* .........................         829         39,999
   Eclipsys Corp.* ..................................         550         15,455
   Education Management Corp.* ......................       3,495        139,975
   EMCOR Group Inc.* ................................       1,920         69,408
   Engelhard Corp. ..................................       1,920         49,517
   Exar Corp.* ......................................       1,100         21,736
   Expeditors Int'l Wash., Inc. .....................       1,860        111,598
   FactSet Research Systems, Inc. ...................       1,725         61,583
   FEI Company* .....................................         300         12,300
   Flextronics International Ltd. ...................       1,900         49,608
   Florida Rock Industries ..........................       1,340         62,845
   FMC Corp.* .......................................         770         52,791
   Foundry Networks* ................................      17,000        339,660
   Goodrich Corporation .............................       1,530         58,108
   Granite Construction .............................       2,595         65,965
   Hydril Company* ..................................         775         17,646
   Insight Communications Co.* ......................       3,100         77,500
   Intermune Inc.* ..................................       1,200         42,744
   Invitrogen Corp.* ................................         500         35,900
   Iron Mountain, Inc.* .............................       1,240         55,602
   Jacobs Engineering Group, Inc. ...................         960         62,621
   Kaydon Corp. .....................................       2,120         54,378
   Keithley Instruments Inc. ........................       1,250         26,625
   Kirby Corp.* .....................................       4,180        103,037
   Landstar System, Inc.* ...........................       1,630        110,873
   Lear Corp.* ......................................       1,730         60,377
   Matixone Inc.* ...................................       1,150         26,668
   Mettler-Toledo International* ....................         750         32,437
   Millipore Corp. ..................................         960         59,501
   Mobile Mini Inc.* ................................       3,510        115,760
   Mohawk Industries, Inc.* .........................       2,000         70,400
   Newport Corp. ....................................       2,050         54,324
   Omi Corp.* .......................................      15,020         84,261
   Openwave Systems Inc.* ...........................         750         26,024
   OSI Pharmaceuticals, Inc.* .......................         700         36,812
   Pactiv Corp.* ....................................       9,180        123,011
   Photon Dynamics Inc.* ............................         500         13,500
   Pixelworks, Inc.* ................................         300         10,721
   Research In Motion Ltd.* .........................       2,400         77,400
   Scios Nova, Inc.* ................................       1,100         27,510
   Shaw Group Inc* ..................................       2,000         80,200
   Shuffle Master Inc.* .............................         700         14,700
   Simplex Solutions Inc.* ..........................         800         18,175
   Smurfit-Stone Container Corp.* ...................       6,950        112,590
   Superior Industries Intl .........................       1,540         58,981
   Tecumseh Products Co. Cl A .......................       2,270        112,364
   Teekay Shipping Corp.* ...........................       2,760        110,454
   Teleflex, Inc. ...................................       1,350         59,400
   United Technologies Corp. ........................       1,180         86,446
   Valspar Corp. ....................................       1,920         68,160
   Viewpoint Corporation* ...........................       1,800         15,300
   Waste Connections Inc.* ..........................       2,890        104,040
                                                                     -----------
                                                                       4,506,983
                                                                     -----------
TECHNOLOGY (9.3%)
   Advanced Energy Industries* ......................         700         28,889
   Advanced Micro Devices, Inc.* ....................         980         28,302
   Advent Software, Inc.* ...........................         900         57,150
   Applied Materials, Inc.* .........................       7,400        363,340
   Applied Micro Circuits, Corp.* ...................       2,700         46,440
   Atmel Corp.* .....................................      17,600        237,424
   Autodesk, Inc.* ..................................       3,450        128,685
   Aviron* ..........................................         950         54,150
   Avocent Corp.* ...................................         250          5,688
   Brocade Communication Sys.* ......................       6,500        285,935
   Cerner Corp.* ....................................         400         16,800
   Charles River Laboratories Inc. ..................         700         24,325
   Ciena Corp.* .....................................       6,400        243,200
   Cirrus Logic, Inc.* ..............................       1,000         23,030
   Cisco Systems, Inc.* .............................      29,750        541,450
   Cytyc Corp.* .....................................       2,100         48,405
   DDI Corp.* .......................................       1,500         30,000
   Dell Computer Corp.* .............................       1,410         37,548
   Digital Lightwave, Inc.* .........................         550         20,328
   Elantec Semiconductor Inc.* ......................         300         10,137
   EMC Corp.* .......................................       8,200        238,210
   Exult Inc.* ......................................       3,400         57,970
   Global Power Equipment Group* ....................         700         20,510
   Information Corp.* ...............................       1,100         19,096
   Integrated Circuit Systems Inc. ..................       3,275         62,880
   Intl. Business Machines Corp. ....................         770         87,010
   JDS Uniphase Corp.* ..............................      18,400        234,600
   Juniper Networks Inc.* ...........................       7,800        242,580
   Linear Technology Corp. ..........................       8,000        353,760
   Manugistics Group, Inc.* .........................       1,700         42,670
   Maxim Integrated Products, Inc. ..................       7,400        327,154
   Mercury Interactive Corp.* .......................       1,000         59,900
   Micromuse, Inc.* .................................         950         26,591

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
ACTIVE ASSETS (CONTINUED):
TECHNOLOGY (CONTINUED)
   Microsoft Corp.* .................................       2,520    $   183,960
   Netegrity Inc.* ..................................       1,100         33,000
   Photronics, Inc.* ................................         800         20,528
   Plexus Corp.* ....................................       1,450         47,850
   Renaissance Learning Inc.* .......................       1,080         54,637
   SONUS Networks Inc.* .............................       2,250         52,560
   Speechworks Intl. Inc.* ..........................       1,700         26,690
   Sungard Data Sys. Inc.* ..........................       5,210        156,352
   Synopsys, Inc.* ..................................         900         43,551
   TETRA Techonologies Inc.* ........................       3,840         93,888
   Varian Semiconductor Equip.* .....................       1,050         44,100
   Veritas Software Corp.* ..........................       3,700        246,161
   Xilinx, Inc.* ....................................       3,900        160,836
                                                                     -----------
                                                                       5,168,270
                                                                     -----------
TELECOMMUNICATIONS (0.7%)
   Oni System Inc.* .................................       4,880        136,152
   Qwest Communications Intl ........................       2,690         85,730
   SBC Communications, Inc. .........................         430         17,226
   Verizon Communications ...........................       2,405        128,668
                                                                     -----------
                                                                         367,776
                                                                     -----------
UTILITIES (0.1%)
   Public Svc. Enterprise Group .....................         600         29,340
                                                                     -----------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
   (Cost: $19,417,677) 37.4% ........................                $20,787,814
                                                                     -----------

                                                            Face
                                       Rate    Maturity    Amount      Value
                                       ----    --------   --------     -----
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
AGENCIES (2.5%)
   Farmer Mac ......................   3.76%   07/13/01   $100,000  $    99,863
   Federal Farm Credit Corp. .......   3.65    08/03/01    200,000      199,310
   Federal Home Loan Bank ..........   3.51    07/25/01    150,000      149,634
   Federal Home Loan Bank ..........   3.65    07/25/01    100,000       99,746
   Federal Home Loan Bank ..........   3.60    08/01/01    150,000      149,520
   Federal Home Loan Bank ..........   3.60    08/29/01    700,000      695,873
                                                                    -----------
                                                                      1,393,946
                                                                    -----------
COMMERCIAL PAPER (1.7%)
   Enron Funding Group .............   4.30    07/02/01    780,000      779,814
   Schering Corp. ..................   4.15    07/02/01    190,000      189,956
                                                                    -----------
                                                                        969,770
                                                                    -----------
TOTAL ACTIVE ASSETS SHORT-TERM
 DEBT SECURITIES
   (Cost: $2,363,642) 4.2% ......................................     2,363,716
                                                                    -----------

TOTAL ACTIVE SECURITIES
   (Cost: $21,781,319) 41.6% ....................................    23,151,530
                                                                    -----------

TOTAL INVESTMENTS
   (Cost: $52,661,700) 100.0% ...................................   $55,753,060
                                                                    ===========

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
COMMON STOCK:
   Abbott Laboratories ..............................       4,284    $   205,675
   ADC Telecommunications, Inc. .....................       2,144         14,150
   Adobe Systems, Inc. ..............................         673         31,631
   Advanced Micro Devices, Inc. .....................         930         26,858
   AES Corp. ........................................       1,472         63,370
   Aetna, Inc. ......................................         392         10,141
   Aflac, Inc. ......................................       1,484         46,731
   Agilent Technologies, Inc. .......................       1,251         40,658
   Air Products & Chemicals, Inc. ...................         640         29,280
   Alberto-Culver Co. ...............................         156          6,558
   Albertson's, Inc. ................................       1,125         33,739
   Alcan Inc. .......................................         932         39,163
   ALCOA, Inc. ......................................       2,416         95,190
   Allegheny Energy, Inc. ...........................         346         16,695
   Allegheny Technologies, Inc. .....................         262          4,740
   Allergan, Inc. ...................................         367         31,379
   Allied Waste Industries, Inc. ....................         527          9,844
   Allstate Corp. ...................................       2,013         88,552
   Alltel Corp. .....................................         875         53,603
   Altera Corp. .....................................       1,106         32,074
   Ambac Financial Group, Inc. ......................         291         16,936
   Amerada Hess Corp. ...............................         252         20,362
   Ameren Corp. .....................................         382         16,311
   American Electric Power, Inc. ....................         894         41,276
   American Express Co. .............................       3,711        143,987
   American General Corp. ...........................       1,380         64,101
   American Greetings Corp. Cl A ....................         180          1,980
   American Home Products Corp. .....................       3,640        212,722
   American Int'l. Group, Inc. ......................       6,476        556,936
   American Power Conversion ........................         527          8,300
   Amgen, Inc. ......................................       2,898        175,851
   AMR Corp. ........................................         414         14,958
   Amsouth Bancorporation ...........................       1,029         19,026
   Anadarko Petroleum Corp. .........................         674         36,416
   Analog Devices, Inc. .............................         974         42,126
   Andrew Corp. .....................................         230          4,244
   Anheuser-Busch Cos., Inc. ........................       2,510        103,412
   AOL Time Warner Inc. .............................      12,309        652,377
   Aon Corp. ........................................         716         25,060
   Apache Corp. .....................................         338         17,154
   Apple Computer, Inc. .............................         963         22,390
   Applera Corp.-Applied Biosys .....................         575         15,381
   Applied Materials, Inc. ..........................       2,244        110,180
   Applied Micro Circuits, Corp. ....................         819         14,087
   Archer-Daniels-Midland Co. .......................       1,779         23,127
   Ashland, Inc. ....................................         202          8,100
   AT&T .............................................       9,586        210,892
   Autodesk, Inc. ...................................         170          6,341
   Automatic Data Processing, Inc. ..................       1,745         86,727
   AutoZone, Inc. ...................................         316         11,850
   Avaya Inc. .......................................         773         10,590
   Avery Dennison Corp. .............................         314         16,030
   Avon Products, Inc. ..............................         675         31,239
   Baker Hughes, Inc. ...............................         917         30,720
   Ball Corp ........................................          84          3,995
   Bank of America Corp. ............................       4,453        267,314
   Bank of New York Co., Inc. .......................       2,053         98,544
   Bank One Corp. ...................................       3,198        114,488
   Bard (C.R.), Inc. ................................         143          8,144
   Barrick Gold Corp. ...............................       1,100         16,665
   Bausch & Lomb, Inc. ..............................         161          5,835
   Baxter International, Inc. .......................       1,624         79,576
   BB & T Corp. .....................................       1,089         39,966
   Bear Stearns Cos., Inc. ..........................         307         18,104
   Becton Dickinson & Co. ...........................         698         24,981
   Bed Bath & Beyond, Inc. ..........................         779         23,370
   BellSouth Corp. ..................................       5,247        211,297
   Bemis Co. ........................................         146          5,865
   Best Buy Co., Inc. ...............................         573         36,397
   Big Lots, Inc. ...................................         309          4,227
   Biogen, Inc. .....................................         420         22,831
   Biomet, Inc. .....................................         471         22,636
   Black & Decker Corp. .............................         242          9,549
   Block (H. & R.), Inc. ............................         257         16,589
   BMC Software, Inc. ...............................         676         15,237
   Boeing Co. .......................................       2,424        134,774
   Boise Cascade Corp. ..............................         159          5,592
   Boston Scientific Corp. ..........................       1,157         19,669
   Bristol-Myers Squibb Co. .........................       5,399        282,368
   Broadcom Corp. Cl A ..............................         679         29,034
   Broadvision Inc. .................................         746          3,730
   Brown-Forman Corp. Cl B ..........................         191         12,213
   Brunswick Corp. ..................................         257          6,176
   Burlington Northern Santa Fe .....................       1,092         32,946
   Burlington Resources, Inc. .......................         608         24,290
   Cabletron Systems, Inc. ..........................         503         11,494
   Calpine Corp. ....................................         808         30,542
   Campbell Soup Co. ................................       1,134         29,201
   Capital One Financial Corp. ......................         550         33,000
   Cardinal Health, Inc. ............................       1,208         83,352
   Carnival Corp. ...................................       1,626         49,918
   Caterpillar, Inc. ................................         992         49,650
   Cendant Corp. ....................................       2,366         46,137
   Centex Corp. .....................................         165          6,724
   CenturyTel, Inc. .................................         389         11,787
   Charles Schwab Corp. .............................       3,849         58,890
   Charter One Financial, Inc. ......................         611         19,491
   Chevron Corp. ....................................       1,810        163,805
   Chiron Corp. .....................................         512         26,112
   Chubb Corp. ......................................         491         38,018
   CIGNA Corp. ......................................         451         43,215
   Cincinnati Financial Corp. .......................         458         18,091
   CINergy Corp. ....................................         443         15,483
   Cintas Corp. .....................................         471         21,784
   Circuit City Group, Inc. .........................         567         10,206
   Cisco Systems, Inc. ..............................      20,333        370,061
   Citigroup, Inc. ..................................      13,986        739,020
   Citizens Communications Co. ......................         793          9,540
   Citrix Systems, Inc. .............................         500         17,450
   Clear Channel Communications .....................       1,629        102,138
   Clorox Co. .......................................         660         22,341
   CMS Energy Corp. .................................         355          9,887
   Coca-Cola Co. ....................................       6,887        309,915
   Coca-Cola Enterprises, Inc. ......................       1,187         19,407
   Colgate-Palmolive Co. ............................       1,602         94,502
   Comcast Corp. Cl A ...............................       2,613        113,404
   Comerica, Inc. ...................................         493         28,397
   Compaq Computer Corp. ............................       4,737         73,376
   Computer Associates Intl., Inc. ..................       1,636         58,896
   Computer Sciences Corp. ..........................         464         16,054
   Compuware Corp. ..................................         999         13,976
   Comverse Technology Inc. .........................         429         24,496
   ConAgra Foods Inc. ...............................       1,485         29,418
   Concord EFS, Inc. ................................         664         34,535
   Conexant Systems, Inc. ...........................         647          5,791
   Conoco, Inc. .....................................       1,745         50,431
   Conseco, Inc. ....................................         912         12,449
   Consolidated Edison, Inc. ........................         616         24,517
   Constellation Energy Group .......................         450         19,170
   Convergys Corp. ..................................         486         14,702

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
COMMON STOCK (CONTINUED):
   Cooper Industries, Inc. ..........................         263    $    10,412
   Cooper Tire & Rubber Co. .........................         212          3,010
   Coors (Adolph) Co. Cl B ..........................         104          5,219
   Corning, Inc. ....................................       2,553         42,661
   Costco Wholesale Corp. ...........................       1,238         50,857
   Countrywide Credit Industries ....................         316         14,498
   Crane Co. ........................................         184          5,704
   CSX Corp. ........................................         608         22,034
   Cummins Inc. .....................................         116          4,489
   CVS Corp. ........................................       1,093         42,190
   Dana Corp. .......................................         459         10,713
   Danaher Corp. ....................................         398         22,288
   Darden Restaurants, Inc. .........................         368         10,267
   Deere & Co. ......................................         651         24,640
   Dell Computer Corp. ..............................       7,197        191,656
   Delphi Automotive Systems Corp. ..................       1,575         25,090
   Delta Air Lines, Inc. ............................         341         15,031
   Deluxe Corp. .....................................         205          5,925
   Devon Energy Corp. ...............................         353         18,533
   Dillard's Inc. Cl A ..............................         245          3,741
   Disney (Walt) Co. ................................       5,806        167,735
   Dollar General Corp. .............................         926         18,057
   Dominion Resources, Inc. .........................         681         40,949
   Donnelley (R.R.) & Sons Co. ......................         353         10,484
   Dover Corp. ......................................         567         21,348
   Dow Chemical Co. .................................       2,480         82,460
   Dow Jones & Co., Inc. ............................         250         14,928
   DTE Energy Co. ...................................         486         22,570
   Du Pont (E.I.) de Nemours & Co. ..................       2,911        140,427
   Duke Energy Corp. ................................       2,132         83,169
   Dynergy, Inc. ....................................         860         39,990
   Eastman Chemical Co. .............................         219         10,431
   Eastman Kodak Co. ................................         806         37,624
   Eaton Corp. ......................................         205         14,371
   Ecolab, Inc. .....................................         362         14,831
   Edison International .............................         906         10,102
   El Paso Corp. ....................................       1,368         71,875
   Electronic Data Systems Corp. ....................       1,314         82,125
   EMC Corp. ........................................       6,087        176,827
   Emerson Electric Co. .............................       1,185         71,693
   Engelhard Corp. ..................................         352          9,078
   Enron Corp. ......................................       2,034         99,666
   Entergy Corp. ....................................         639         24,531
   EOG Resources, Inc. ..............................         322         11,447
   Equifax, Inc. ....................................         395         14,489
   Exelon Corp. .....................................         902         57,836
   Exxon Mobil Corp. ................................       9,584        837,162
   Fannie Mae .......................................       2,799        238,335
   Federated Department Stores ......................         584         24,820
   FedEx Corp. ......................................         834         33,527
   Fifth Third Bancorp ..............................       1,572         94,399
   First Data Corp. .................................       1,088         69,904
   First Union Corp. ................................       2,754         96,225
   FirstEnergy Corp. ................................         650         20,904
   Fiserv, Inc. .....................................         345         22,073
   FleetBoston Financial Corp. ......................       2,999        118,311
   Fluor Corp. ......................................         211          9,527
   FMC Corp. ........................................          86          5,896
   Ford Motor Co. ...................................       5,083        124,788
   Forest Laboratories, Inc. ........................         491         34,861
   Fortune Brands, Inc. .............................         457         17,531
   FPL Group, Inc. ..................................         500         30,105
   Franklin Resources, Inc. .........................         760         34,785
   Freddie Mac ......................................       1,939        135,730
   Freeport-McMoran Copper Cl B .....................         400          4,420
   Gannett Co., Inc. ................................         741         48,832
   Gap, Inc. ........................................       2,386         69,194
   Gateway, Inc. ....................................         883         14,525
   General Dynamics Corp. ...........................         560         43,574
   General Electric Co. .............................      27,567      1,343,891
   General Mills, Inc. ..............................         809         35,418
   General Motors Corp. .............................       1,486         95,624
   Genuine Parts Co. ................................         495         15,593
   Georgia-Pacific (Timber Group) ...................         637         21,562
   Gillette Co. .....................................       2,901         84,100
   Global Crossing Ltd. .............................       2,457         21,228
   Golden West Financial Corp. ......................         451         28,972
   Goodrich Corporation .............................         293         11,128
   Goodyear Tire & Rubber Co. .......................         437         12,236
   GPU, Inc. ........................................         344         12,092
   Grainger (W.W.), Inc. ............................         261         10,743
   Great Lakes Chemical Corp. .......................         160          4,936
   Guidant Corp. ....................................         857         30,852
   Halliburton Co. ..................................       1,232         43,859
   Harley-Davidson, Inc. ............................         843         39,688
   Harrah's Entertainment, Inc. .....................         359         12,673
   Hartford Financial Svs. Gp., Inc. ................         657         44,939
   Hasbro, Inc. .....................................         478          6,907
   HCA,Inc ..........................................       1,493         67,469
   HealthSouth Corp. ................................       1,077         17,200
   Heinz (H.J.) Co. .................................         998         40,808
   Hercules, Inc. ...................................         296          3,345
   Hershey Food Corp. ...............................         385         23,758
   Hewlett-Packard Co. ..............................       5,376        153,754
   Hilton Hotels Corp. ..............................       1,029         11,936
   Home Depot, Inc. .................................       6,483        301,784
   Homestake Mining Co. .............................         728          5,642
   Honeywell International, Inc. ....................       2,206         77,188
   Household International, Inc. ....................       1,310         87,377
   Humana, Inc. .....................................         467          4,600
   Huntington Bancshares, Inc. ......................         705         11,527
   Illinois Tool Works, Inc. ........................         837         52,982
   IMS Health, Inc. .................................         859         24,482
   Inco Ltd. ........................................         537          9,269
   Ingersoll Rand Co. ...............................         456         18,787
   Intel Corp. ......................................      18,724        547,677
   International Paper Co. ..........................       1,344         47,981
   Interpublic Group of Cos., Inc. ..................       1,000         29,350
   Intl. Business Machines Corp. ....................       4,827        545,451
   Intl. Flavors & Fragrances .......................         293          7,363
   Intuit, Inc. .....................................         573         22,914
   ITT Industries, Inc. .............................         246         10,886
   J.P. Morgan Chase & Co. ..........................       5,515        245,969
   Jabil Circuit, Inc. ..............................         532         16,418
   JDS Uniphase Corp. ...............................       3,634         46,334
   Jefferson-Pilot Corp. ............................         439         21,212
   John Hancock Financial Services ..................         856         34,463
   Johnson & Johnson ................................       8,357        417,850
   Johnson Controls, Inc. ...........................         239         17,320
   KB Home ..........................................         133          4,013
   Kellogg Co. ......................................       1,131         32,799
   Kerr-McGee Corp. .................................         262         17,363
   KeyCorp ..........................................       1,185         30,869
   Keyspan Corporation ..............................         374         13,644
   Kimberly Clark Corp. .............................       1,485         83,012
   Kinder Morgan, Inc. ..............................         322         16,181
   King Pharmaceuticals Inc. ........................         460         24,725
   KLA Tencor Corp. .................................         502         29,352
   Kmart Corp. ......................................       1,377         15,794
   Knight-Ridder, Inc. ..............................         215         12,750

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
COMMON STOCK (CONTINUED):
   Kohl's Corp. .....................................         908    $    56,959
   Kroger Co. .......................................       2,252         56,300
   Legget & Platt ...................................         548         12,072
   Lehman Brothers Holdings, Inc. ...................         670         52,093
   Lexmark Int'l, Inc. ..............................         357         24,008
   Lilly (Eli) & Co. ................................       3,139        232,286
   Limited, Inc. ....................................       1,198         19,791
   Lincoln National Corp. ...........................         545         28,204
   Linear Technology Corp. ..........................         859         37,985
   Liz Claiborne, Inc. ..............................         165          8,324
   Lockheed Martin Corp. ............................       1,193         44,201
   Loews Corp. ......................................         550         35,437
   Louisiana-Pacific Corp. ..........................         297          3,484
   Lowe's Companies, Inc. ...........................       1,065         77,266
   LSI Logic Corp. ..................................         965         18,142
   Lucent Technologies ..............................       9,470         58,714
   Manor Care, Inc. .................................         288          9,144
   Marriott International, Inc. .....................         666         31,528
   Marsh & McLennan Cos., Inc. ......................         744         75,144
   Masco Corp. ......................................       1,246         31,100
   Mattel, Inc. .....................................       1,173         22,193
   Maxim Integrated Products, Inc. ..................         896         39,612
   May Department Stores Co. ........................         875         29,978
   Maytag Corp. .....................................         236          6,905
   MBIA, Inc. .......................................         417         23,219
   MBNA Corp. .......................................       2,368         78,026
   McDermott International, Inc. ....................         167          1,946
   McDonald's Corp. .................................       3,593         97,227
   McGraw-Hill Cos., Inc. ...........................         547         36,184
   McKesson HBOC, Inc. ..............................         785         29,139
   Mead Corp. .......................................         286          7,762
   Medimmune, Inc. ..................................         581         27,423
   Medtronic, Inc. ..................................       3,332        153,305
   Mellon Financial Corp. ...........................       1,364         62,744
   Merck & Co., Inc. ................................       6,389        408,321
   Mercury Interactive Corp. ........................         209         12,519
   Meredith Corp. ...................................         144          5,157
   Merrill Lynch & Co., Inc. ........................       2,332        138,171
   MetLife Inc. .....................................       2,132         66,049
   MGIC Investment Corp. ............................         295         21,429
   Micron Technology, Inc. ..........................       1,650         67,815
   Microsoft Corp. ..................................      14,952      1,091,473
   Millipore Corp. ..................................         127          7,871
   Minnesota Mining & Mfg. Co. ......................       1,100        125,510
   Mirant Corp. .....................................         941         32,370
   Molex Inc., Cl A .................................         547         19,982
   Moody's Corp. ....................................         450         15,075
   Morgan Stanley Dean Witter .......................       3,091        198,535
   Motorola, Inc. ...................................       6,078        100,652
   Nabors Industries, Inc. ..........................         409         15,215
   National City Corp. ..............................       1,669         51,372
   National Semiconductor Corp. .....................         478         13,919
   National Service Industries ......................         113          2,550
   Navistar International Corp. .....................         178          5,007
   NCR Corp. ........................................         270         12,690
   Network Appliance, Inc. ..........................         904         12,385
   New York Times Co. Cl A ..........................         477         20,034
   Newell Rubbermaid, Inc. ..........................         740         18,574
   Newmont Mining Corp. .............................         534          9,938
   Nextel Communications, Inc. ......................       2,107         36,873
   Niagara Mohawk Holdings, Inc. ....................         446          7,890
   Nicor, Inc. ......................................         132          5,145
   NIKE, Inc. Cl B ..................................         780         32,752
   NiSource, Inc. ...................................         568         15,523
   Noble Drilling Corp. .............................         374         12,249
   Nordstrom, Inc. ..................................         387          7,179
   Norfolk Southern Corp. ...........................       1,062         21,983
   Nortel Networks Corp. ............................       8,852         80,465
   Northern Trust Corp. .............................         620         38,750
   Northrop Grumman Corp. ...........................         232         18,583
   Novell, Inc. .....................................         926          5,269
   Novellus Systems, Inc. ...........................         363         20,615
   Nucor Corp. ......................................         243         11,880
   Occidental Petroleum Corp. .......................       1,025         27,255
   Office Depot, Inc. ...............................         829          8,605
   Omnicom Group, Inc. ..............................         495         42,570
   Oneok, Inc. ......................................         176          3,467
   Oracle Corp. .....................................      15,595        296,305
   PACCAR, Inc. .....................................         218         11,210
   Pactiv Corp. .....................................         477          6,392
   Pall Corp. .......................................         347          8,165
   Palm, Inc. .......................................       1,555          9,439
   Parametric Technology Corp. ......................         750         10,493
   Parker Hannifin Corp. ............................         313         13,284
   Paychex, Inc. ....................................       1,032         41,280
   Penney (J.C.) Co., Inc. ..........................         726         19,137
   Peoples Energy Corp. .............................          99          3,980
   Peoplesoft, Inc. .................................         817         40,221
   Pepsi Bottling Group Inc. ........................         394         15,799
   PepsiCo, Inc. ....................................       4,067        179,761
   Perkinelmer, Inc. ................................         258          7,103
   Pfizer, Inc. .....................................      17,552        702,958
   PG & E Corp. .....................................       1,071         11,995
   Pharmacia Corp. ..................................       3,588        164,869
   Phelps Dodge Corp. ...............................         226          9,379
   Phillip Morris Cos., Inc. ........................       6,111        310,133
   Phillips Petroleum Co. ...........................         707         40,299
   Pinnacle West Capital Corp. ......................         237         11,234
   Pitney Bowes, Inc. ...............................         686         28,894
   Placer Dome, Inc. ................................         908          8,898
   PNC Financial Services Group .....................         820         53,948
   Potlatch Corp. ...................................          81          2,787
   Power-One, Inc. ..................................         205          3,411
   PPG Industries, Inc. .............................         485         25,496
   PPL Corporation ..................................         401         22,055
   Praxair, Inc. ....................................         443         20,821
   Proctor & Gamble Co. .............................       3,632        231,722
   Progress Energy, Inc. ............................         570         25,604
   Progressive Corp. of Ohio ........................         204         27,579
   Providian Financial Corp. ........................         791         46,827
   Public Svc. Enterprise Group .....................         610         29,829
   Pulte Homes Inc. .................................         121          5,158
   QlLogic Corporation ..............................         245         15,790
   Quaker Oats Co. ..................................         374         34,128
   Qualcomm, Inc. ...................................       2,104        123,042
   Quintiles Transnational Corp. ....................         321          8,105
   Qwest Communications Intl ........................       4,607        146,825
   RadioShack Corp. .................................         538         16,409
   Ralston Purina Co. ...............................         851         25,547
   Raytheon .........................................         943         25,037
   Reebok International Ltd. ........................         157          5,016
   Regions Financial Corp. ..........................         667         21,344
   Reliant Energy, Inc. .............................         826         26,605
   Robert Half Intl., Inc. ..........................         496         12,345
   Rockwell Intl., Corp. ............................         531         20,242
   Rohm Haas Co. ....................................         610         20,069
   Rowan Cos., Inc. .................................         258          5,702
   Royal Dutch Petroleum Co. (N.Y.) .................       5,955        346,998
   Ryder System, Inc. ...............................         179          3,508
   Sabre Group Holdings, Inc. .......................         361         18,050

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
COMMON STOCK (CONTINUED):
   Safeco Corp. .....................................         363    $    10,709
   Safeway, Inc. ....................................       1,380         66,240
   Sanmina Corp. ....................................         888         20,788
   Sapient Corp. ....................................         319          3,110
   Sara Lee Corp. ...................................       2,186         41,403
   SBC Communications, Inc. .........................       9,357        374,841
   Schering-Plough Corp. ............................       4,068        147,424
   Schlumberger, Ltd. ...............................       1,582         83,292
   Scientific-Atlanta, Inc. .........................         440         17,864
   Sealed Air Corp. .................................         234          8,717
   Sears Roebuck & Co. ..............................         913         38,629
   Sempra Energy ....................................         569         15,556
   Sherwin-Williams Co. .............................         462         10,256
   Siebel Systems, Inc. .............................       1,259         59,047
   Sigma-Aldrich Corp. ..............................         237          9,153
   Snap-On, Inc. ....................................         163          3,938
   Solectron Corp. ..................................       1,772         32,428
   Southern Co. .....................................       1,881         43,733
   SouthTrust Corp. .................................         934         24,284
   Southwest Airlines Co. ...........................       2,113         39,069
   Sprint Corp. (FON Group) .........................       2,431         51,926
   Sprint Corp. (PCS Group) .........................       2,603         62,862
   St. Jude Medical, Inc. ...........................         236         14,160
   St. Paul Companies, Inc. .........................         589         29,856
   Stanley Works ....................................         250         10,470
   Staples, Inc. ....................................       1,293         20,675
   Starbucks Corp. ..................................       1,021         23,483
   Starwood Hotels & Resorts ........................         537         20,019
   State Street Corp. ...............................         894         44,244
   Stillwell Financial Inc. .........................         617         20,707
   Stryker Corp. ....................................         542         29,729
   Sun Microsystems, Inc. ...........................       9,070        142,580
   Sunoco, Inc. .....................................         252          9,231
   Suntrust Banks, Inc. .............................         840         54,415
   Supervalu, Inc. ..................................         390          6,845
   Symbol Technologies, Inc. ........................         613         13,609
   Synovus Financial Corp. ..........................         781         24,508
   Sysco Corp. ......................................       1,838         49,902
   T. Rowe Price Group, Inc. ........................         334         12,488
   Target Corp. .....................................       2,532         87,607
   Tektronix, Inc. ..................................         266          7,222
   Tellabs, Inc. ....................................       1,138         21,941
   Temple-Inland, Inc. ..............................         155          8,260
   Tenet Healthcare Corp. ...........................         869         44,832
   Teradyne, Inc. ...................................         478         15,822
   Texaco, Inc. .....................................       1,542        102,697
   Texas Instruments, Inc. ..........................       4,793        150,980
   Textron, Inc. ....................................         415         22,842
   Thermo Electron Corp. ............................         482         10,614
   Thomas & Betts Corp. .............................         162          3,575
   Tiffany & Co. ....................................         398         14,416
   Timken Co. .......................................         173          2,931
   TJX Companies, Inc. ..............................         778         24,795
   TMP Worldwide, Inc. ..............................         297         17,556
   Torchmark Corp. ..................................         367         14,757
   Tosco Corp. ......................................         401         17,664
   Toys R Us, Inc. ..................................         569         14,083
   Transocean Sedco Forex, Inc. .....................         851         35,104
   Tribune Co. ......................................         856         34,249
   Tricon Global Restaurants Inc. ...................         429         18,833
   TRW, Inc. ........................................         339         13,899
   Tupperware Corp. .................................         160          3,749
   TXU Corp. ........................................         733         35,323
   Tyco International Ltd. ..........................       5,336        290,812
   Unilever N.V. (N.Y.) .............................       1,594         94,955
   Union Pacific Corp. ..............................         694         38,108
   Union Planters Corp. .............................         395         17,222
   Unisys Corp. .....................................         864         12,709
   United Technologies Corp. ........................       1,308         95,824
   UnitedHealth Group Inc. ..........................         902         55,699
   Univision Communications, Inc. ...................         573         24,513
   Unocal Corp. .....................................         676         23,085
   UNUMProvident Corp. ..............................         670         21,520
   US Airways Group Inc. ............................         200          4,860
   US Bancorp .......................................       5,294        120,650
   USA Education Inc. ...............................         445         32,485
   UST, Inc. ........................................         477         13,766
   USX-Marathon Group ...............................         866         25,556
   USX-U.S. Steel Group .............................         246          4,957
   V F Corp. ........................................         329         11,969
   Veritas Software Corp. ...........................       1,109         73,782
   Verizon Communications ...........................       7,556        404,246
   Viacom, Inc. Cl B ................................       4,946        255,956
   Visteon Corp. ....................................         361          6,635
   Vitesse Semiconductor Corp. ......................         498         10,478
   Vulcan Materials Co. .............................         279         14,996
   Wachovia Corp. ...................................         565         40,200
   Walgreen Co. .....................................       2,798         95,552
   Wal-Mart Stores, Inc. ............................      12,381        604,193
   Washington Mutual, Inc. ..........................       2,461         92,411
   Waste Management, Inc. ...........................       1,727         53,226
   Watson Pharmaceuticals, Inc. .....................         284         17,506
   Wellpoint Health Networks Inc. ...................         179         16,869
   Wells Fargo & Company ............................       4,746        220,357
   Wendy's International, Inc. ......................         333          8,505
   Westvaco Corp. ...................................         280          6,801
   Weyerhaeuser Co. .................................         604         33,202
   Whirlpool Corp. ..................................         207         12,938
   Willamette Industries, Inc. ......................         312         15,444
   Williams Cos., Inc. ..............................       1,315         43,329
   Winn-Dixie Stores, Inc. ..........................         414         10,818
   Worldcom Inc. - Worldcom Group ...................       8,010        119,830
   Worthington Industries, Inc. .....................         251          3,414
   Wrigley (Wm.) Jr. Co. ............................         646         30,265
   Xcel Energy, Inc. ................................         931         26,487
   Xerox Corp. ......................................       1,929         18,461
   Xilinx, Inc. .....................................         890         36,704
   Yahoo!, Inc. .....................................       1,575         31,484
   Zions Bancorporation .............................         256         15,104
                                                                     -----------
TOTAL INDEXED ASSETS -- COMMON STOCKS
   (Cost: $34,321,105) 97.0% ........................                $30,658,425
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                          Face
                                      Rate   Maturity    Amount       Value
                                     ------  --------   --------     -------
ACTIVE PORTION:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
  U.S. Treasury Bill (a) .......      3.64%  08/09/01   $100,000   $    99,594
                                                                   -----------
COMMERCIAL PAPER (2.7%)
  Alltel Corp. .................      3.86   07/06/01    483,000       482,689
  Enron Funding Group ..........      4.30   07/02/01    350,000       349,916
                                                                   -----------
                                                                       832,605
                                                                   -----------
TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $932,199) 3.0% ........................................       932,199
                                                                   -----------
TOTAL INVESTMENTS
  (Cost: $35,253,304) 100.0% ...................................   $31,590,624
                                                                   ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2001:

                                     Expiration    Underlying Face  Unrealized
                                        Date       Amount at Value  Gain/(Loss)
                                     ----------    ---------------  -----------
PURCHASED
   3 S&P 500 Stock Index
    Futures Contracts ...........   September 2001     $923,775     $(45,375)
                                                       ========     ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.9%.

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
COMMON STOCKS:
   3Com Corp. .......................................       8,904    $    42,294
   A. Schulman, Inc. ................................         794         10,719
   Abercrombie & Fitch Co. Cl A .....................       2,604        115,878
   Acxiom Corp. .....................................       2,349         30,748
   Adtran, Inc. .....................................       1,024         20,992
   Advancrd Fibre Communication .....................       2,113         44,373
   Advent Software, Inc. ............................         827         52,515
   Affiliated Computer Svcs .........................       1,311         94,274
   AGCO Corp. .......................................       1,889         17,284
   AGL Resources, Inc. ..............................       1,437         34,129
   Airborne Freight Corp. ...........................       1,296         15,021
   Airgas, Inc. .....................................       1,747         20,789
   AK Steel Holding Corp. ...........................       2,839         35,601
   Alaska Air Group, Inc. ...........................         700         20,230
   Albany International Corp. Cl A ..................         810         15,309
   Albemarle Corp. ..................................       1,211         28,059
   Alexander & Baldwin, Inc. ........................       1,100         28,325
   Allamerica Financial Corp. .......................       1,420         81,650
   Allete, Inc. .....................................       2,129         47,903
   Alliant Energy Corp. .............................       2,090         60,924
   American Eagle Outfitters ........................       1,851         65,229
   American Financial Group .........................       1,749         52,995
   American Standard Cos., Inc. .....................       1,857        111,606
   American Water Works Co. .........................       2,588         85,326
   Americredit Corp. ................................       2,179        113,199
   Amerisource Health Corp. Cl A ....................       1,386         76,646
   Ametek, Inc. .....................................         846         25,845
   ANTEC Corp. ......................................         998         12,375
   Apogent Technologies Inc. ........................       2,768         68,093
   Apollo Group, Inc. Cl A ..........................       3,068        130,237
   Apria Healthcare Group, Inc. .....................       1,385         39,957
   Arrow Electronics, Inc. ..........................       2,557         62,110
   Arvinmeritor, Inc. ...............................       1,729         28,943
   Ascential Software Corp. .........................       7,592         44,337
   Associated Banc-Corp .............................       1,742         62,695
   Astoria Financial Corp. ..........................       1,289         70,895
   Atlas Air Worldwide Hldgs Inc. ...................         992         14,047
   Atmel Corp. ......................................      12,216        164,794
   Avnet, Inc. ......................................       3,094         69,367
   Avocent Corp. ....................................       1,125         25,594
   Bandag, Inc. .....................................         550         15,015
   Banknorth Group, Inc. ............................       3,625         82,106
   Banta Corp. ......................................         666         19,514
   Barnes & Noble, Inc. .............................       1,733         68,194
   Barr Laboratories, Inc. ..........................         951         66,960
   Beckman Coulter, Inc. ............................       1,555         63,444
   Belo Corporation .................................       2,885         54,353
   Bergen Brunswig Corp. ............................       3,560         68,423
   BISYS Group, Inc. ................................       1,491         87,969
   BJ Services Co. ..................................       4,332        122,942
   BJ's Wholesale Club, Inc. ........................       1,945        103,591
   Black Hills Corp. ................................         647         26,029
   Blyth, Inc. ......................................       1,271         32,677
   Bob Evans Farms, Inc. ............................         917         16,506
   Borders Group, Inc. ..............................       2,057         46,077
   Borg-Warner, Inc. ................................         700         34,734
   Bowater, Inc. ....................................       1,362         60,936
   Brinker International, Inc. ......................       2,591         66,977
   BroadWing, Inc. ..................................       5,742        140,392
   C.H. Robinson Worldwide, Inc. ....................       2,238         62,418
   Cabot Corp. ......................................       1,719         61,918
   Cabot MicroElectronics Corp. .....................         623         38,626
   Cadence Design Systems, Inc. .....................       6,502        121,132
   Callaway Golf Co. ................................       2,021         31,932
   Carlisle Companies, Inc. .........................         801         27,931
   Carpenter Technology Corp. .......................         582         17,047
   Carter-Wallace, Inc. .............................       1,191         23,046
   Catalina Marketing Corp. .........................       1,454         44,362
   CBRL Group, Inc. .................................       1,457         24,696
   CDW Computers Centers, Inc. ......................       2,300         91,333
   Ceridian Corp. ...................................       3,840         73,613
   CheckFree Corp. ..................................       1,982         69,509
   ChoicePoint, Inc. ................................       1,623         68,247
   Chris-Craft Industries, Inc. .....................         924         65,974
   Church & Dwight ..................................       1,010         25,705
   Cirrus Logic, Inc. ...............................       2,041         47,004
   City National Corp. ..............................       1,257         55,673
   Claire's Stores, Inc. ............................       1,281         24,800
   Clayton Homes, Inc. ..............................       3,651         57,394
   Cleco Corporation ................................       1,188         27,027
   CNF Transportation, Inc. .........................       1,284         36,273
   Coach Inc. .......................................       1,149         43,719
   CommScope, Inc. ..................................       1,351         31,749
   Compass Bancshares Inc. ..........................       3,371         89,332
   Conectiv, Inc. ...................................       2,336         50,458
   Cooper Cameron Corp. .............................       1,391         77,618
   COR Therapeutics Inc. ............................       1,413         43,097
   Covance, Inc. ....................................       1,514         34,292
   Covanta Energy Corp. .............................       1,313         24,238
   Credence Systems Corp. ...........................       1,417         34,348
   Crompton Corp. ...................................       3,012         32,831
   CSG Systems Intl., Inc. ..........................       1,381         78,386
   Cypress Semiconductor Corp. ......................       3,345         79,778
   Cytec Industries, Inc. ...........................       1,093         41,534
   Dean Foods Co. ...................................         950         38,190
   Dentsply International, Inc. .....................       1,373         60,893
   DeVry, Inc. ......................................       1,842         66,533
   Dial Corp. .......................................       2,511         35,782
   Diebold, Inc. ....................................       1,884         60,571
   Dime Bancorp, Inc. ...............................       3,024        112,644
   Dole Food Company ................................       1,478         28,156
   Dollar Tree Stores ...............................       2,954         82,239
   Donaldson Company, Inc. ..........................       1,212         37,754
   DPL, Inc. ........................................       3,377         97,798
   DQE, Inc. ........................................       1,475         33,188
   Dreyers Grand Ice Cream, Inc. ....................         744         20,758
   DSP Group, Inc. ..................................         711         15,251
   DST Systems, Inc. ................................       3,228        170,116
   Dun & Bradstreet .................................       2,116         59,671
   Dycom Industries, Inc. ...........................       1,109         25,429
   E*Trade Group, Inc. ..............................       8,391         54,122
   Eaton Vance Corp .................................       1,823         63,440
   Edwards (A.G.), Inc. .............................       2,115         95,175
   Edwards Lifesciences Corp. .......................       1,538         40,542
   EGL Inc. .........................................       1,239         21,633
   Electronic Arts, Inc. ............................       3,507        203,055
   Emmis Communications Cl A ........................       1,229         37,792
   Energizer Holdings Inc. ..........................       2,418         55,493
   Energy East Corporation ..........................       3,111         65,051
   ENSCO International, Inc. ........................       3,650         85,410
   Entercom Communications ..........................       1,202         64,439
   Equitable Resources, Inc. ........................       1,748         58,226
   Everest RE Group .................................       1,213         90,732
   Expeditors Int'l Wash., Inc. .....................       1,380         82,799
   Express Scripts, Inc. ............................       2,006        110,390
   Family Dollar Stores, Inc. .......................       4,528        116,053
   Fastenal Co. .....................................       1,004         62,228
   Federal Signal Corp. .............................       1,198         28,117
   Ferro Corp. ......................................         917         20,000
   First Health Group Corp. .........................       2,528         60,975

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
COMMON STOCKS (CONTINUED):
   First Tennessee Natl. Corp. ......................       3,380    $   117,320
   First Virginia Banks, Inc. .......................       1,253         59,041
   Firstmerit Corp. .................................       2,253         59,479
   Flowserve Corporation ............................         990         30,443
   Fuller (H.B.) Co. ................................         372         18,563
   Furniture Brands Intl., Inc. .....................       1,307         36,596
   Galileo International, Inc. ......................       2,340         76,050
   Gallagher (Arthur J.) & Co. ......................       2,124         55,224
   Gartner, Inc. ....................................       2,309         21,243
   GATX Corp. .......................................       1,262         50,606
   Gentex Corp. .....................................       1,976         55,071
   Genzyme Corp. (Genl. Div) ........................       5,101        311,176
   Georgia-Pacific (Timber Group) ...................       2,133         76,255
   Gilead Sciences, Inc. ............................       2,481        144,369
   Glatfelter (P.H.) Co. ............................       1,120         15,971
   Global Marine, Inc. ..............................       4,635         86,350
   Golden State Bancorp .............................       3,569        109,925
   Granite Construction .............................       1,083         27,530
   Grant Prideco, Inc. ..............................       2,869         50,179
   Greater Bay Bancorp ..............................       1,079         26,953
   Greenpoint Financial Corp. .......................       2,659        102,106
   GTECH Holdings Corp. .............................         920         32,669
   Hanover Compressor Co. ...........................       1,661         54,962
   Harris Corp. .....................................       1,736         47,237
   Harsco Corp. .....................................       1,057         28,676
   Harte-Hanks, Inc. ................................       1,673         41,423
   Hawaiian Electric Inds ...........................         856         32,699
   HCA Inc. .........................................       1,552         38,024
   Health Management Associates .....................       6,453        135,771
   Health Net, Inc. .................................       3,236         56,306
   Helmerich & Payne, Inc. ..........................       1,316         40,559
   Henry (Jack) & Associates ........................       2,325         72,075
   Hibernia Corp. Cl A ..............................       4,165         74,137
   Hillenbrand Industries, Inc. .....................       1,659         94,745
   Hispanic Broadcasting Corp. ......................       2,880         82,627
   HON Industries, Inc. .............................       1,592         38,558
   Horace Mann Educators Corp. ......................       1,082         23,317
   Hormel Foods Corp. ...............................       3,654         88,938
   Houghton Mifflin Co. .............................         760         45,547
   Hubbell, Inc. Cl B ...............................       1,564         45,356
   IBP, Inc. ........................................       2,801         70,725
   ICN Pharmaceuticals, Inc. ........................       2,103         66,707
   IdaCorp, Inc. ....................................         995         34,706
   IDEC Pharmaceuticals Corp. .......................       3,929        265,954
   Imation Corp. ....................................         946         23,839
   IMC Global, Inc. .................................       3,031         30,916
   INCYTE Pharmaceuticals, Inc. .....................       1,684         41,292
   Indymac Bancorp, Inc. ............................       1,607         43,068
   Infocus Corp. ....................................       1,001         20,410
   Integrated Device Tech., Inc. ....................       2,818         89,302
   International Game Technology ....................       1,911        119,915
   International Rectifier ..........................       1,627         55,481
   International Speedway Corp. .....................       1,406         59,052
   Interstate Bakeries Corp. ........................       1,328         21,248
   Investment Technology Grp., Inc. .................         820         41,238
   Investors Financial Services .....................         800         53,600
   Ivax Corp. .......................................       5,257        205,023
   J.B. Hunt Transport Svcs., Inc. ..................         937         17,110
   J.M. Smucker Co. .................................         637         16,562
   Jacobs Engineering Group, Inc. ...................         695         45,335
   Jones Apparel Group, Inc. ........................       3,135        135,432
   Kansas City Power & Light ........................       1,638         40,213
   Kaydon Corp. .....................................         797         20,443
   Keane, Inc. ......................................       1,785         39,270
   Kelly Services, Inc. .............................         945         22,916
   Kemet Corp. ......................................       2,331         46,177
   Kennametal, Inc. .................................         805         29,705
   Korn/Ferry International .........................         993         15,392
   L-3 Communications Hldgs., Inc. ..................         990         75,537
   Labranche & Co. ..................................       1,481         42,949
   Lam Research Corp. ...............................       3,233         95,858
   Lancaster Colony Corp. ...........................         981         32,353
   Lance Inc. .......................................         767         10,355
   Lands End, Inc. ..................................         797         32,000
   Lattice Semiconductor Corp. ......................       2,831         69,076
   Lear Corp. .......................................       1,682         58,702
   Lee Enterprises ..................................       1,168         38,544
   Legato Systems, Inc. .............................       2,297         36,637
   Legg Mason, Inc. .................................       1,717         85,438
   Lennar Corp. .....................................       1,632         68,054
   Leucadia National ................................       1,458         47,312
   Lifepoint Hospitals Inc. .........................       1,016         44,988
   Lincare Holdings, Inc. ...........................       2,816         84,508
   Lone Star Steakhouse .............................         633          8,223
   Longs Drug Stores Corp. ..........................       1,004         21,636
   Longview Fibre Co. ...............................       1,367         16,841
   LTX Corp. ........................................       1,266         32,359
   Lubrizol Corp. ...................................       1,348         41,855
   Lyondell Petrochemical Co. .......................       3,111         47,847
   M & T Bank Corp. .................................       2,549        192,450
   Macromedia Inc. ..................................       1,530         27,540
   Macrovision Corp. ................................       1,337         91,585
   Mandalay Resort Group ............................       1,989         54,499
   Manpower, Inc. ...................................       2,010         60,099
   Marine Drilling Companies, Inc. ..................       1,546         29,544
   Marshall & Ilsley Corp. ..........................       2,751        148,279
   Martin Marietta Materials, Inc. ..................       1,237         61,219
   Mastec, Inc. .....................................       1,255         16,566
   McCormick & Co., Inc. ............................       1,817         76,350
   MDU Resources Group ..............................       1,739         55,022
   Media General Inc. Cl A ..........................         647         29,762
   Mentor Graphics Corp. ............................       1,675         29,313
   Mercantile Bankshares Corp. ......................       1,874         73,330
   Micrel, Inc. .....................................       2,384         78,672
   Microchip Technology, Inc. .......................       3,408        116,724
   Millennium Pharmaceuticals Inc. ..................       5,731        203,909
   Miller (Herman), Inc. ............................       1,999         48,376
   Minerals Technologies, Inc. ......................         545         23,391
   Minimed, Inc. ....................................       1,682         80,736
   MIPS Technologies Inc. Cl B ......................       1,025          9,840
   Modine Manufacturing Co. .........................         776         21,402
   Modis Professional Services ......................       2,553         17,616
   Mohawk Industries, Inc. ..........................       1,377         48,470
   Montana Pwr. Co. .................................       2,732         31,691
   Mony Group, Inc. .................................       1,338         53,694
   Murphy Oil Corp. .................................       1,191         87,658
   Mylan Laboratories, Inc. .........................       3,288         92,491
   National Fuel Gas Co. ............................       1,037         53,914
   National Instruments Corp. .......................       1,319         42,802
   National-Oilwell Inc. ............................       2,143         57,432
   Natl. Commerce Financial Corp. ...................       5,379        131,086
   NCO Group, Inc. ..................................         678         20,971
   Neiman-Marcus Group, Inc. ........................       1,292         40,052
   Networks Associates, Inc. ........................       3,598         44,795
   Neuberger Berman .................................       1,306         88,808
   Newport Corp. ....................................         943         24,990
   Newport News Shipbuilding Inc. ...................         931         57,024
   Noble Affiliates, Inc. ...........................       1,475         52,141
   Nordson Corp. ....................................         864         20,140
   North Fork Bancorp, Inc. .........................       4,260        132,060

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
COMMON STOCKS (CONTINUED):
   Northeast Utilities ..............................       3,786    $    78,560
   NOVA Corp. .......................................       1,722         54,157
   NSTAR ............................................       1,398         59,499
   NVIDIA Corporation ...............................       1,841        170,753
   Ocean Energy, Inc. ...............................       4,483         78,228
   OGE Energy Corp. .................................       2,060         46,577
   Ohio Casualty Corp. ..............................       1,590         20,591
   Old Republic Intl. Corp. .........................       3,136         90,944
   Olin Corp. .......................................       1,193         20,269
   Omnicare, Inc. ...................................       2,439         49,268
   Outback Steakhouse, Inc. .........................       2,004         57,715
   Overseas Shipholding Group .......................         896         27,364
   Oxford Health Plans, Inc. ........................       2,592         74,131
   Pacific Century Finl Corp. .......................       2,101         54,185
   Pacificare Health Systems, Inc. ..................         930         15,159
   Papa John's Intl., Inc. ..........................         591         14,982
   Park Place Entertainment .........................       7,808         94,477
   Payless Shoesource, Inc. .........................         601         38,885
   Pennzoil-Quaker State Co. ........................       2,074         23,229
   Pentair, Inc. ....................................       1,283         43,365
   PepsiAmericas Inc. ...............................       4,115         54,730
   Perrigo Co. ......................................       1,942         32,412
   Pioneer Natural Resources Co. ....................       2,635         44,927
   Pittston Brink's Group ...........................       1,370         30,537
   Plantronics Inc. .................................       1,274         29,493
   Plexus Corp. .....................................       1,098         36,234
   Polycom, Inc. ....................................       2,167         50,036
   Potomac Electric Power Co. .......................       2,867         59,978
   Powerwave Technologies Inc. ......................       1,685         24,433
   Precision Castparts Corp. ........................       1,305         48,833
   Price Communications Corp. .......................       1,474         29,760
   Protective Life Corp. ............................       1,805         62,038
   Protein Design ...................................       1,120         97,171
   Provident Financial Group ........................       1,289         42,434
   Public Service Co. New Mexico ....................       1,046         33,577
   Pudget Energy Inc. ...............................       2,256         59,107
   Quanta Services, Inc. ............................       1,572         34,647
   Quantum Corp. (DSSG) .............................       3,980         40,158
   Quest Diagnostics, Inc. ..........................       2,474        185,179
   Questar Corp. ....................................       2,118         52,442
   Radian Group, Inc. ...............................       2,440         98,698
   Rational Software Corp. ..........................       5,359        150,320
   Rayonier, Inc. ...................................         723         33,583
   Reader's Digest Assn .............................       2,699         77,596
   Retek Inc. .......................................       1,250         59,925
   Reynolds & Reynolds Co. ..........................       1,931         42,385
   RF Micro Devices .................................       4,289        114,945
   RJ Reynolds Tobacco Holdings .....................       2,662        145,345
   Rollins, Inc. ....................................         795         15,828
   Rosllyn Bancorp, Inc. ............................       1,622         42,659
   Ross Stores, Inc. ................................       2,121         50,798
   RPM, Inc. ........................................       2,695         24,794
   Ruddick Corp. ....................................       1,223         20,730
   Ryerson Tull, Inc. ...............................         656          8,849
   Saks Incorporated ................................       3,784         36,326
   Sandisk Corp. ....................................       1,775         49,505
   Sawtek, Inc. .....................................       1,125         26,471
   SCANA Corp. ......................................       2,771         78,696
   Scholastic Corp. .................................         900         40,500
   SCI Systems, Inc. ................................       3,834         97,767
   SEI Investments ..................................       2,810        133,194
   Semtech Corp. ....................................       1,822         54,660
   Sensient Technologies Corp. ......................       1,258         25,814
   Sensormatic Electronics Corp. ....................       2,090         35,530
   Sepracor, Inc. ...................................       2,047         81,471
   Sequa Corp. Cl A .................................         275         12,513
   Sierra Pacific Resources .........................       2,076         33,195
   Silicon Valley Bancshares ........................       1,282         28,204
   Six Flags, Inc. ..................................       2,419         50,896
   Smith International, Inc. ........................       1,333         79,847
   Solutia, Inc. ....................................       2,730         34,808
   Sonoco Products Co. ..............................       2,506         62,349
   Sotheby's Holdings ...............................       1,614         26,034
   Sovereign Bancorp, Inc. ..........................       6,498         84,474
   SPX, Inc. ........................................       1,074        134,443
   Steris Corp. .....................................       1,787         35,829
   Stewart & Stevenson Svcs., Inc. ..................         740         24,420
   Storage Technology Corp. .........................       2,738         37,675
   Structural Dynamics Research .....................         952         23,324
   Suiza Foods Corp. ................................         766         40,675
   Sungard Data Sys. Inc. ...........................       7,070        212,171
   Superior Industries Intl .........................         691         26,465
   Swift Transportation Co., Inc. ...................       2,203         42,430
   Sybase, Inc. .....................................       2,675         44,004
   Sykes Enterprises, Inc. ..........................       1,049         11,539
   Sylvan Learning Systems, Inc. ....................         985         23,936
   Symantec Corp. ...................................       1,956         85,458
   Synopsys, Inc. ...................................       1,584         76,650
   TCF Financial ....................................       2,071         95,908
   Tech Data Corp. ..................................       1,382         46,104
   Teco Energy, Inc. ................................       3,573        108,977
   Tecumseh Products Co. Cl A .......................         514         25,443
   Teleflex, Inc. ...................................       1,009         44,396
   Telephone & Data Systems, Inc. ...................       1,544        167,910
   The Colonial BancGroup, Inc. .....................       2,923         42,033
   The PMI Group, Inc. ..............................       1,167         84,794
   Tidewater, Inc. ..................................       1,594         60,094
   Titan Corp. ......................................       1,418         32,472
   Tootsie Roll Inds., Inc. .........................       1,359         52,376
   Transaction Systems Architects ...................         958         14,849
   Transwitch Corp. .................................       2,239         24,629
   Triad Hospitals, Inc. ............................       1,860         54,814
   Trigon Healthcare, Inc. ..........................         996         64,591
   Trinity Industries ...............................         970         19,885
   Triquint Semiconductor Inc. ......................       2,119         47,678
   Tyson Foods, Inc. ................................       5,862         53,989
   UCAR Int'l., Inc. ................................       1,194         14,268
   Ultramar Diamond Shamrock Corp. ..................       1,882         88,925
   Unifi, Inc. ......................................       1,415         12,028
   United Rentals ...................................       1,851         48,033
   Unitrin Inc. .....................................       1,825         70,080
   Universal Corp. ..................................         746         29,586
   UtiliCorp United, Inc. ...........................       2,992         91,406
   Valassis Communication, Inc. .....................       1,448         51,838
   Valero Energy Corp. ..............................       1,621         59,620
   Valspar Corp. ....................................       1,289         45,760
   Varco International, Inc. ........................       2,519         46,879
   Vectren Corporation ..............................       1,768         36,598
   Vertex Pharmaceutical ............................       1,588         78,606
   Viad Corp. .......................................       2,317         61,169
   Vishay Intertechnology, Inc. .....................       3,639         83,697
   VISX, Inc. .......................................       1,489         28,812
   Waddell & Reed Financial, Inc. ...................       2,098         66,612
   Wallace Computer Svcs., Inc. .....................       1,068         17,665
   Washington Post Co. Cl B .........................         250        143,500
   Waters Corp. .....................................       3,435         94,840
   Wausau-Mosinee Paper Corp. .......................       1,360         17,530
   Weatherford Internationa, Inc. ...................       2,994        143,712
   Webster Financial Corp. ..........................       1,290         42,285
   Westamerica BanCorp ..............................         960         37,679

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
COMMON STOCKS (CONTINUED):
   Western Gas Resources ............................         856    $    27,905
   Western Resources, Inc. ..........................       1,836         39,473
   Westwood One, Inc. ...............................       2,887        106,385
   WGL Holdings, Inc. ...............................       1,230         33,344
   Williams-Sonoma, Inc. ............................       1,493         57,957
   Wilmington Trust Corp. ...........................         853         53,439
   Wind River Systems ...............................       1,936          3,802
   Wisconsin Central Transport ......................       1,224        320,477
   Wisconsin Energy Corp. ...........................       3,101         73,710
   York International Corp. .........................       1,007         35,264
                                                                     -----------
TOTAL INDEXED ASSETS -- COMMON STOCKS
     (Cost: $24,060,986) 96.5% ......................                $23,200,471
                                                                     -----------

                                                           Face
                                       Rate   Maturity    Amount       Value
                                       ----   --------    ------       -----
ACTIVE PORTION:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
   U.S. Treasury Bill (a) ......       3.66%  08/09/01   $100,000   $    99,594
                                                                    -----------
COMMERCIAL PAPER (3.1%)
   Idaho Power Co. .............       4.03   07/02/01    392,000       391,912
   McDonald's Corp .............       4.13   07/02/01    338,000       337,922
                                                                    -----------
                                                                        729,834
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $829,428) 3.5% ........................................       829,428
                                                                    -----------
TOTAL INVESTMENTS
   (Cost: $24,890,414) 100.0% ...................................   $24,029,899
                                                                    ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2001:

                                     Expiration    Underlying Face  Unrealized
                                        Date       Amount at Value  Gain/(Loss)
                                     -----------   ---------------  -----------
PURCHASED
   3 S&P MidCap 400 Stock
     Index Futures Contracts ....   September 2001     $783,750      $(8,900)
                                                       ========      =======

The face value of futures purchased and outstanding as a percentage of total investments in securities: 3.3%.

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2001 (Unaudited)

                                                           Shares      Value
                                                           ------   -----------
COMMON STOCKS:
BASIC MATERIALS (2.3%)
   Cabot Corp. ......................................       3,770    $   135,795
   Newmont Mining Corp. .............................       4,790         89,141
   OM Group Inc. ....................................       1,440         81,000
                                                                     -----------
                                                                         305,936
                                                                     -----------
CONSUMER, CYCLICAL (18.6%)
   Adelphia Communications Cl A* ....................       2,490        102,090
   Barnes & Noble, Inc.* ............................       4,950        194,782
   BEBE Stores Inc.* ................................       3,350         97,687
   Brunswick Corp. ..................................       3,590         86,267
   California Pizza Kitchen Inc.* ...................       3,057         71,075
   CBRL Group, Inc. .................................       6,020        102,039
   Chico's Fas, Inc.* ...............................       2,520         74,970
   Copart Inc.* .....................................       5,730        167,603
   Cox Radio, Inc.* .................................       3,390         94,412
   dELiAs Corporation Cl A* .........................      26,930        215,440
   Dress Barn, Inc.* ................................       3,590         81,673
   Guitar Center Inc.* ..............................       7,880        166,504
   J. Jill Group Inc.* ..............................       5,090        103,073
   P.F. Changs China Bistro Inc.* ...................       6,130        232,327
   Polo Ralph Lauren Corp.* .........................       5,470        141,126
   Quiksilver, Inc.* ................................       4,580        114,500
   Sonic Corp.* .....................................       4,100        130,093
   Tommy Hilfiger Corp.* ............................       9,730        136,220
   Westwood One, Inc.* ..............................       4,580        168,773
                                                                     -----------
                                                                       2,480,654
                                                                     -----------
CONSUMER, NON-CYCLICAL (1.6%)
   Corinthian Colleges, Inc.* .......................       3,440        161,921
   Princeton Review, Inc.* ..........................       5,570         47,902
                                                                     -----------
                                                                         209,823
                                                                     -----------
ENERGY (8.7%)
   Arch Coal Inc. ...................................       3,740         96,753
   CONSOL Energy, Inc. ..............................       3,160         79,948
   Grey Wolf Inc.* ..................................      25,720        102,880
   Hexcel Corp.* ....................................       7,540         96,135
   Lyondell Petrochemical Co. .......................       6,780        104,276
   Mitchell Energy & Dev. Corp. .....................       4,580        211,825
   Murphy Oil Corp. .................................       2,280        167,808
   National-Oilwell Inc.* ...........................       2,070         55,476
   Patterson-UTI Energy, Inc.* ......................       2,290         40,922
   Pioneer Natural Resources Co.* ...................       8,380        142,879
   Westport Resources Corp.* ........................       2,680         56,280
                                                                     -----------
                                                                       1,155,182
                                                                     -----------
FINANCIAL (11.3%)
   Astoria Financial Corp. ..........................       2,120        116,600
   Cullen/Frost Bankers, Inc. .......................       2,420         81,917
   First Midwest Bancorp ............................       6,350        188,278
   HCC Insurance Holdings Inc. ......................       4,790        117,355
   Hudson United Bancorp ............................       2,950         75,225
   New York Community Bancorp, Inc. .................       1,685         63,440
   R & G Financial Corp. Cl B .......................       5,370         86,189
   Richmond County Finl. Corp. ......................       6,810        255,511
   SEI Investments ..................................       1,460         69,204
   Southwest Bancorp of Texas* ......................       4,380        132,319
   Specrasite Holdings Inc.* ........................      14,440        104,545
   Sterling Bancshares, Inc. ........................       2,950         56,581
   Triad Guaranty* ..................................       3,980        159,200
                                                                     -----------
                                                                       1,506,364
                                                                     -----------
HEALTHCARE (10.4%)
   Advance PCS* .....................................       2,290        146,675
   Apria Healthcare Group, Inc.* ....................       4,970        143,384
   Brunker Daltonics Inc.* ..........................       3,890         58,622
   Caremark RX Inc Com* .............................       9,170        150,847
   Exact Sciences Corp.* ............................       6,170         84,899
   Laboratory Corp. of America* .....................       1,840        141,496
   Lifepoint Hospitals Inc.* ........................       1,510         66,863
   Neurocrine Biosciences, Inc.* ....................       1,750         69,983
   Province Healthcare Co.* .........................       1,795         63,345
   Rightchoice Managed Care* ........................       3,480        154,512
   Triad Hospitals, Inc.* ...........................       2,460         72,496
   Universal Health Services Cl B ...................       1,320         60,060
   Varian Medical Systems, Inc.* ....................       2,430        173,745
                                                                     -----------
                                                                       1,386,927
                                                                     -----------
INDUSTRIAL (30.0%)
   ABM Industries Inc. ..............................       2,400         89,400
   Alexander & Baldwin, Inc. ........................       3,770         97,077
   Alliant TechSystems Inc.* ........................       3,640        327,236
   Apollo Group, Inc. Cl A* .........................       2,290         97,211
   Borg-Warner, Inc. ................................       1,440         71,452
   Cal Dive International, Inc.* ....................       2,400         59,040
   Caliper Technologies Corp.* ......................       1,970         41,469
   Cambrex Corp. ....................................       2,640        133,531
   Carbo Ceramics Inc. ..............................         960         35,568
   ChicagoBridge & Iron N.V. (N.Y.) .................       3,350        113,397
   Covenant Transport, Inc. Cl A* ...................       7,970         99,226
   CSG Systems Intl., Inc.* .........................       2,290        129,980
   Edwards Lifesciences Corp.* ......................       6,190        163,168
   EMCOR Group Inc.* ................................       2,400         86,760
   Engelhard Corp. ..................................       2,400         61,896
   Expeditors Int'l Wash., Inc. .....................       2,320        139,197
   Florida Rock Industries ..........................       1,680         78,792
   FMC Corp.* .......................................         960         65,818
   Goodrich Corporation .............................       2,090         79,378
   Granite Construction .............................       3,230         82,107
   Insight Communications Co.* ......................       3,770         94,250
   Jacobs Engineering Group, Inc. ...................       1,200         78,276
   Kaydon Corp. .....................................       2,640         67,716
   Kirby Corp.* .....................................       4,950        122,017
   Landstar System, Inc.* ...........................       1,990        135,360
   Lear Corp.* ......................................       2,160         75,385
   Millipore Corp. ..................................       1,200         74,377
   Mobile Mini Inc.* ................................       4,370        144,123
   Omi Corp.* .......................................      16,280         91,331
   Pactiv Corp.* ....................................       4,790         64,186
   Precision Castparts Corp. ........................       2,610         97,666
   R.H. Donnelley Corp.* ............................       9,070        290,240
   Superior Industries Intl .........................       1,920         73,537
   Teekay Shipping Corp.* ...........................       3,010        120,460
   Teleflex, Inc.* ..................................       1,680         73,920
   Trimeris Inc.* ...................................         930         46,566
   Valspar Corp. ....................................       2,400         85,200
   Waste Connections Inc.* ..........................       3,590        129,240
   Xoma, Ltd.* ......................................       5,170         88,200
                                                                     -----------
                                                                       4,003,753
                                                                     -----------
TECHNOLOGY (8.4%)
   Activision, Inc.* ................................       1,660         65,155
   Autodesk, Inc. ...................................       3,020        112,646
   Cirrus Logic, Inc.* ..............................       5,800        133,575
   Cytyc Corp.* .....................................       4,840        111,562
   National Instruments Corp.* ......................       7,220        234,289
   Seachange Intl. Inc.* ............................       9,300        167,679
   TETRATechnologies Inc.* ..........................       4,790        117,116
   Varian, Inc.* ....................................       1,973         63,727
   Verity Inc.* .....................................       5,400        107,730
                                                                     -----------
                                                                       1,113,479
                                                                     -----------
UTILITIES (0.8%)
   Black Hills Corp. ................................       2,750        110,633
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost: $12,053,054) 92.1% ........................                $12,272,751
                                                                     -----------

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                            Face
                                       Rate    Maturity    Amount       Value
                                       ----    --------   --------     -------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (7.9%)
   Enron Funding Group ............    4.30%   07/02/01   $290,000   $   289,931
   McDonald's Corp ................    4.13    07/02/01    300,000       299,931
   Schering Corp. .................    4.15    07/02/01    210,000       209,952
   Textron Inc. ...................    4.15    07/02/01    250,000       249,942
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,049,756) 7.9% .......................................     1,049,756
                                                                     -----------
TOTAL INVESTMENTS
      (Cost: $13,102,810) 100.0% .................................   $13,322,507
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2001 (Unaudited)

                                                           Face
                                     Rate    Maturity      Amount       Value
                                     ----    ---------   ----------    --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (21.4%)
   U.S. Treasury Bond ............   6.13%   11/15/27    $2,000,000  $2,058,740
   U.S. Treasury Bond ............   7.13    02/15/23     1,500,000   1,719,840
   U.S. Treasury Note ............   5.75    11/15/05     2,500,000   2,560,525
   U.S. Treasury Note ............   6.63    04/30/02       500,000     511,110
                                                                     ----------
                                                                      6,850,215
                                                                     ----------
AGENCIES/OTHER GOVT. (8.7%)
   FHLMC .........................   8.00    07/15/06       120,009     124,696
   FHLMC .........................   6.50    10/15/06        66,387      66,657
   FHLMC .........................   7.63    09/09/09       500,000     511,095
   FNMA ..........................   7.00    11/25/05        21,180      21,120
   FNMA ..........................   7.00    10/25/07     1,000,000   1,030,620
   Republic of Iceland ...........   6.13    02/01/04     1,000,000   1,022,490
                                                                     ----------
                                                                      2,776,678
                                                                     ----------
BASIC MATERIALS (8.5%)
   Cytec Industries, Inc. ........   6.85    05/11/05       500,000     489,315
   Georgia-Pacific (Timber Group)    8.63    04/30/25       250,000     236,888
   Millennium America Inc. .......   7.63    11/15/26     1,000,000     752,120
   PolyOne Corp. .................   7.50    12/15/15       250,000     238,043
   Praxair, Inc. .................   6.90    11/01/06       500,000     514,310
   Solutia, Inc. .................   6.72    10/15/37       500,000     483,435
                                                                     ----------
                                                                      2,714,111
                                                                     ----------
CONSUMER, CYCLICAL (13.5%)
   Earthgrains Co. ...............   8.38    08/01/03       250,000     255,420
   Fruit of the Loom, Inc.(1) ....   7.00    03/15/11       250,000      90,000
   Fruit of the Loom, Inc.(1) ....   7.38    11/15/23       250,000     140,000
   Hasbro, Inc. ..................   8.50    03/15/06       500,000     485,000
   Kellwood, Co. .................   7.88    07/15/09     1,000,000     874,620
   Oakwood Homes Corp. ...........   8.13    03/01/09     1,000,000     988,915
   Polaroid Corp.(2) .............   7.25    01/15/07       250,000      65,000
   Pulte Homes Inc. ..............   7.63    10/15/17       500,000     439,115
   Tommy Hilfiger USA, Inc. ......   6.50    06/01/03       500,000     477,500
   Venator Group, Inc. ...........   7.00    10/15/02       500,000     490,000
                                                                     ----------
                                                                      4,305,570
                                                                     ----------
CONSUMER, NON-CYCLICAL (2.9%)
   Supervalu, Inc. ...............   8.88    11/15/22     1,000,000     916,320
                                                                     ----------
ENERGY (7.9%)
   Columbia Energy Group .........   6.61    11/28/02     1,000,000   1,018,370
   Lyondell Chemical Co. .........  10.25    11/01/10       500,000     504,415
   Williams Cos., Inc. ...........   6.50    11/15/02     1,000,000   1,012,690
                                                                     ----------
                                                                      2,535,475
                                                                     ----------
FINANCIAL (16.5%)
   Bear Stearns Cos., Inc. .......   6.63    10/01/04     1,000,000   1,019,140
   Chase Manhattan Corp. .........   6.88    12/12/12     1,000,000     967,760
   Executive Risk, Inc. ..........   7.13    12/15/07       500,000     512,455

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                           Face
                                     Rate    Maturity      Amount       Value
                                     ----    ---------   ----------    --------
LONG-TERM DEBT
  SECURITIES (CONTINUED):
FINANCIAL (CONTINUED)
   First American Corp. ..........   7.55%   04/01/28    $  500,000  $  401,450
   Fremont General Corp. .........   7.70    03/17/04       500,000     380,000
   Harleysville Group Inc. .......   6.75    11/15/03       250,000     252,755
   Lehman Brothers Holdings, Inc.    0.00    07/28/28     1,000,000     110,430
   Morgan (J.P.) & Co., Inc. .....   0.00    04/15/27     2,500,000     378,975
   Nationwide Health Properties ..   7.90    11/20/06       500,000     494,250
   Rank Group Financial ..........   6.75    11/30/04       500,000     492,060
   Triad Guaranty ................   7.90    01/15/28       250,000     249,709
                                                                     ----------
                                                                      5,258,984
                                                                     ----------
HEALTHCARE (3.0%)
   Bausch & Lomb, Inc. ...........   6.75    12/15/04       500,000     484,635
   Bausch & Lomb, Inc. ...........   6.38    08/01/03       500,000     489,015
                                                                     ----------
                                                                        973,650
                                                                     ----------
INDUSTRIAL (7.0%)
   Arrow Electronics, Inc. .......   8.70    10/01/05       500,000     508,784
   Clark Equipment Co. ...........   8.35    05/15/23       500,000     506,090
   Owens Corning (3) .............   7.00    03/15/09     1,000,000     280,000
   Thermo Electron Corp. Inc. ....   4.25    01/01/03     1,000,000     951,900
                                                                     ----------
                                                                      2,246,774
                                                                     ----------
UTILITIES (1.5%)
   UtiliCorp United, Inc. ........   8.00    03/01/23       500,000     472,505
                                                                     ----------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $30,511,603) 90.9% ......................................  29,050,282
                                                                     ----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (9.1%)
   Avery Dennison Corp. ..........   3.85    07/09/01       456,000     455,561
   Enron Funding Group ...........   4.30    07/02/01       440,000     439,895
   Gannett Co. ...................   4.00    07/03/01       503,000     502,832
   Honeywell International .......   3.85    07/02/01       713,000     712,847
   Wisconsin Gas Co. .............   3.77    07/06/01       796,000     795,500
                                                                     ----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $2,906,635) 9.1% ........................................   2,906,635
                                                                     ----------
TOTAL INVESTMENTS 100.0%
   (Cost: $33,418,238) ............................................  $31,956,917
                                                                     ==========

----------
Abbreviations:  FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

(1) Issuer has filed for Chapter XI bankruptcy law protection; income payments are continuing during the reorganization.

(2) Issuer defaulted effective July 15, 2001; income accrual has been suspended.

(3) Issuer has filed for Chapter XI bankruptcy law protection; income accrual has been suspended.

The total value of non-investment grade securities as a percentage of the Fund's total investments is 16.35%.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2001 (Unaudited)

                                                      Discount                     Face        Amortized
                                             Rating*    Rate          Maturity     Amount        Cost
                                             -------  --------        --------    --------     ---------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER 100%
   7-Eleven Inc. .................           A1+/P1     3.70%         08/14/01   $ 1,000,000   $   995,373
   7-Eleven Inc. .................           A1+/P1     3.75          08/14/01       219,000       217,972
   7-Eleven Inc. .................           A1+/P1     3.95          07/27/01     1,484,000     1,479,582
   7-Eleven Inc. .................           A1+/P1     3.59          08/31/01       500,000       496,858
   Alltel Corp. ..................            A1/P1     4.12          07/05/01     3,000,000     2,998,283
   American Express Credit Corp. .            A1/P1     3.62          08/24/01       500,000       497,234
   American Express Credit Corp. .            A1/P1     3.97          07/11/01     1,900,000     1,897,682
   American Express Credit Corp. .            A1/P1     3.99          07/11/01     1,293,000     1,291,414
   Archer Daniels Midland ........           A1+/P1     4.25          07/10/01       500,000       499,405
   Bear Stearns Co., Inc. ........            A1/P1     3.59          09/13/01     2,903,000     2,880,990
   Bellsouth Corporation .........           A1+/P1     3.79          08/17/01     3,000,000     2,984,805
   Campbell Soup Company .........           A1+/P1     3.88          08/27/01     3,000,000     2,981,182
   CIT Group Inc. ................            A1/P1     3.65          08/21/01       500,000       497,361
   CIT Group Inc. ................            A1/P1     3.63          09/06/01     2,600,000     2,582,044
   Coca-Cola Enterprises .........           A1+/P1     4.20          07/12/01       300,000       299,577
   Coca-Cola Enterprises .........           A1+/P1     4.08          07/06/01     1,500,000     1,498,973
   Coca-Cola Enterprises .........           A1+/P1     4.00          07/20/01       504,000       502,873
   Dow Chemical Company ..........            A1/P1     4.22          07/06/01     2,526,000     2,524,210
   Du Pont (E.I.) de Nemours & Co.           A1+/P1     3.94          07/20/01       279,000       278,387
   Duke Energy Corporation .......            A1/P1     4.12          07/02/01     1,200,000     1,199,725
   Ford Motor CreditPuerto Rico ..            A1/P1     3.96          07/19/01     1,000,000       997,901
   Ford Motor Credit Corp. .......            A1/P1     4.02          07/06/01     2,000,000     1,998,652
   General Electric Capital Corp.            A1+/P1     3.61          08/24/01       500,000       497,242
   General Electric Capital Corp.            A1+/P1     3.93          07/27/01     1,300,000     1,296,155
   General Electric Capital Corp.            A1+/P1     3.95          07/19/01     1,000,000       997,906
   General Electric Capital Corp.            A1+/P1     3.96          07/20/01       703,000       701,447
   General Motors Acceptance Corp.           A1+/P1     3.61          08/27/01     2,174,000     2,161,350
   General Motors Acceptance Corp.           A1+/P1     3.97          07/09/01       488,000       487,513
   Goldman Sachs Group Inc. ......           A1+/P1     4.17          07/24/01     1,500,000     1,495,799
   Hertz Corp. ...................            A1/P1     3.92          07/27/01     3,000,000     2,991,149
   Hewlett-Packard Co. ...........           A1+/P1     3.85          08/10/01     2,074,000     2,064,878
   Honeywell International .......            A1/P1     3.75          08/17/01     3,101,000     3,085,474
   Kimberly-Clark Corp. ..........           A1+/P1     3.63          08/23/01     1,572,000     1,563,434
   Monsanto Company ..............           A1+/P1     3.90          08/15/01       407,000       404,965
   Morgan Stanley Dean Witter ....           A1+/P1     4.24          07/05/01     1,064,000     1,063,369
   National Rural Utilities ......           A1+/P1     3.72          08/13/01     1,179,000     1,173,638
   National Rural Utilities ......           A1+/P1     3.80          08/24/01       350,000       347,965
   National Rural Utilities ......           A1+/P1     3.86          08/23/01     1,267,000     1,259,639
   NIKE Inc. .....................            A1/P1     3.75          09/07/01       460,000       456,642
   NIKE Inc. .....................            A1/P1     3.80          08/10/01     1,680,000     1,672,712
   NIKE Inc. .....................            A1/P1     3.82          07/31/01       978,000       974,775
   Salomon Smith Barney Hldg .....            A1/P1     4.12          07/02/01     1,010,000     1,009,769
   SBC Communications Inc. .......           A1+/P1     3.94          07/12/01     2,000,000     1,997,361
   Schering Corporation ..........           A1+/P1     3.97          07/16/01     1,131,000     1,128,994
   Snap-On Inc. ..................           A1+/P1     3.93          07/20/01     3,104,000     3,097,191
   Sony Capital Corp. ............            A1/P1     3.93          07/31/01     3,000,000     2,989,812
   UBS Finance (Delw.) Inc. ......           A1+/P1     3.65          08/23/01       650,000       646,437
   UBS Finance (Delw.) Inc. ......           A1+/P1     3.90          08/02/01       521,000       519,129
   UBS Finance (Delw.) Inc. ......           A1+/P1     3.99          07/06/01     2,000,000     1,998,663
   Verizon Global Funding ........            A1/P1     3.60          08/24/01       559,000       555,925
   Verizon Global Funding ........            A1/P1     3.63          08/17/01     1,200,000     1,194,186
   Verizon Network Funding .......            A1/P1     3.96          07/17/01     2,000,000     1,996,242

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2001 (Unaudited)

                                                      Discount                     Face        Amortized
                                             Rating*    Rate          Maturity     Amount        Cost
                                             -------  --------        --------    --------     ---------
SHORT-TERM DEBT
 SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
   Walt Disney Company ...........            A1/P1     3.63%         08/31/01   $ 1,520,000   $ 1,510,416
   Washington Post Co. ...........           A1+/P1     3.62          08/24/01     2,074,000     2,062,583
   Wisconsin Energy Corp. ........           A1+/P1     3.93          07/30/01     1,376,000     1,371,477
   Wisconsin Energy Corp. ........           A1+/P1     3.85          07/31/01     1,000,000       996,677
                                                                                               -----------
TOTAL SHORT-TERM DEBT SECURITIES:
   (Cost: $79,372,196) 100% ................................................................   $79,371,397
                                                                                               ===========

----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2001 (Unaudited)

                                                                      Mid-Cap
                                         All America  Equity Index  Equity Index
                                            Fund          Fund         Fund
                                         -----------   -----------   -----------
ASSETS:
Investments at market value
   (Notes 1 and 3)
   (Cost:
   All America Fund -- $52,661,700
   Equity Index Fund -- $35,253,304
   Mid Cap Equtiy Index
    Fund -- $24,890,414) .............   $55,753,060   $31,590,624   $24,029,899
Cash .................................     1,327,279         7,463        49,653
Interest and dividends receivable ....        31,358        23,895        14,533
Receivable for securities sold .......       378,377        17,434        14,962
Shareholder subscriptions receivable .            --            --            --
                                         -----------   -----------   -----------
TOTAL ASSETS .........................    57,490,074    31,639,416    24,109,047
                                         -----------   -----------   -----------
LIABILITIES:
Payable  for securities purchased ....     2,808,289        34,261            --
Dividend payable to shareholders .....         1,190         1,242        37,271
Shareholder redemptions payable ......            --            --            --
Accrued expenses .....................           219            --           117
                                         -----------   -----------   -----------
TOTAL LIABILITIES ....................     2,809,698        35,503        37,388
                                         -----------   -----------   -----------

NET ASSETS ...........................   $54,680,376   $31,603,913   $24,071,659
                                         ===========   ===========   ===========
SHARES OUTSTANDING (Note 4) ..........     5,394,395     3,563,842     2,551,056
                                         ===========   ===========   ===========
NET ASSET VALUE PER SHARE ............   $     10.14   $      8.87   $      9.44
                                         ===========   ===========   ===========

                                          Aggressive
                                            Equity        Bond      Money Market
                                             Fund         Fund          Fund
                                         -----------   -----------   -----------
ASSETS:
Investments at market value
   (Notes 1 and 3)
   (Cost:
   Aggressive Equity
    Fund -- $13,102,810
   Bond Fund -- $33,418,238
   Money Market Fund -- $79,372,196) .   $13,322,507   $31,956,917   $79,371,397
Cash .................................        19,045         6,662         7,228
Interest and dividends receivable ....         4,616       481,982            --
Receivable for securities sold .......       565,252            --            --
Shareholder subscriptions receivable .            --            --       113,184
                                         -----------   -----------   -----------
TOTAL ASSETS .........................    13,911,420    32,445,561    79,491,809
                                         -----------   -----------   -----------
LIABILITIES:
Payable  for securities purchased ....       584,106            --            --
Dividend payable to shareholders .....            --         3,724        10,583
Shareholder redemptions payable ......            --            --         4,000
Accrued expenses .....................            48           152            88
                                         -----------   -----------   -----------
TOTAL LIABILITIES ....................       584,154         3,876        14,671
                                         -----------   -----------   -----------

NET ASSETS ...........................   $13,327,266   $32,441,685   $79,477,138
                                         ===========   ===========   ===========

SHARES OUTSTANDING (Note 4) ..........     1,531,297     3,414,346     7,529,361
                                         ===========   ===========   ===========

NET ASSET VALUE PER SHARE ............   $      8.70   $      9.50   $     10.56
                                         ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (Unaudited)

                                                                      Mid-Cap
                                         All America  Equity Index  Equity Index
                                            Fund          Fund         Fund
                                         -----------   -----------   -----------
INVESTMENT INCOME (Note 1):
   Dividends .........................   $   261,643   $   185,171   $ 115,160
   Interest ..........................        81,866        20,790      32,927
                                         -----------   -----------   ---------
Total Investment Income ..............       343,509       205,961     148,087
                                         -----------   -----------   ---------
Expenses (Note 2):
   Investment management fees ........       138,672        19,526      14,396
   Directors' (independent) fees
     and expenses ....................        10,613        10,613      10,613
   Custodian expenses ................        62,024        22,204      17,284
   Accounting expenses ...............        15,000        15,000       9,000
   Transfer agent fees ...............        17,785        14,554       6,130
   Registration fees and expenses ....        16,360        16,125      16,540
   Audit .............................         2,750         2,125       1,825
   Printing ..........................         3,840         2,415       2,218
   Legal and other ...................         1,531           816         272
                                         -----------   -----------   ---------
Total Expenses before reimbursement ..       268,575       103,378      78,278
Expense reimbursement ................       (42,004)      (52,610)    (40,847)
                                         -----------   -----------   ---------
Net Expenses .........................       226,571        50,768      37,431
                                         -----------   -----------   ---------
NET INVESTMENT INCOME ................       116,938       155,193     110,656
                                         -----------   -----------   ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS  (Note 1):
Net realized gain (loss) on
   investments .......................       646,827      (172,422)   (290,151)
Net unrealized appreciation
   (depreciation) of investments .....    (6,840,761)   (2,186,915)    352,213
                                         -----------   -----------   ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS ..............    (6,193,934)   (2,359,337)     62,062
                                         -----------   -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........   $(6,076,996)  $(2,204,144)  $ 172,718
                                         ===========   ===========   =========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (Unaudited)

                                          Aggressive
                                            Equity        Bond      Money Market
                                             Fund         Fund          Fund
                                         -----------   -----------   -----------
INVESTMENT INCOME (Note 1):
   Dividends .........................   $    36,705   $        --   $       --
   Interest ..........................        36,138     1,074,458    1,806,402
                                         -----------   -----------   ----------
Total Investment Income ..............        72,843     1,074,458    1,806,402
                                         -----------   -----------   ----------
Expenses (Note 2):
   Investment management fees ........        56,060        66,708       70,069
   Directors' (independent) fees
     and expenses ....................        10,613        10,613       10,613
   Custodian expenses ................        19,267         4,800       10,473
   Accounting expenses ...............         9,000        15,000       15,000
   Transfer agent fees ...............         6,114        15,813       23,320
   Registration fees and expenses ....        11,540        14,135       20,519
   Audit .............................         1,625         2,125        3,100
   Printing ..........................         1,218         2,410        4,765
   Legal and other ...................           292           773          866
                                         -----------   -----------   ----------
Total Expenses before reimbursement ..       115,729       132,377      158,725
Expense reimbursement ................       (43,181)      (28,609)     (18,587)
                                         -----------   -----------   ----------
Net Expenses .........................        72,548       103,768      140,138
                                         -----------   -----------   ----------
NET INVESTMENT INCOME ................           295       970,690    1,666,264
                                         -----------   -----------   ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on
   investments .......................      (524,486)         (228)         143
Net unrealized appreciation
   (depreciation) of investments .....      (378,931)      453,740         (799)
                                         -----------   -----------   ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS ..............      (903,417)      453,512         (656)
                                         -----------   -----------   ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS ...   $  (903,122)  $ 1,424,202   $1,665,608
                                         ===========   ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                 All America Fund              Equity Index Fund         Mid-Cap Equity Index Fund
                                            ---------------------------   ---------------------------   ---------------------------
                                             For the Six   For the Year    For the Six   For the Year    For the Six   For the Year
                                            Months Ended       Ended      Months Ended       Ended      Months Ended      Ended
                                            June 30, 2001   December 31,  June 30, 2001   December 31,  June 30, 2001  December 31,
                                             (Unaudited)       2000        (Unaudited)       2000        (Unaudited)     2000 (a)
                                            ------------   ------------   ------------   ------------   ------------   ------------
From Operations:
   Net investment income .................  $   116,938    $    388,268   $   155,193    $   333,719    $   110,656    $    58,657
   Net realized gain (loss) on
     investments .........................      646,827      15,851,088      (172,422)       328,425       (290,151)      (201,976)
   Net unrealized appreciation
      (depreciation) of investments ......   (6,840,761)    (19,604,921)   (2,186,915)    (3,498,209)       352,213     (1,212,728)
                                            -----------    ------------   -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS ............................   (6,076,996)     (3,365,565)   (2,204,144)    (2,836,065)       172,718     (1,356,047)
                                            -----------    ------------   -----------    -----------    -----------    -----------
Dividend Distributions (Note 6):
   From net investment income ............     (111,546)       (384,947)     (151,919)      (334,694)      (108,323)       (57,301)
   From capital gains ....................           --     (17,222,781)           --       (562,453)            --        (57,793)
                                            -----------    ------------   -----------    -----------    -----------    -----------
Total Distributions ......................     (111,546)    (17,607,728)     (151,919)      (897,147)      (108,323)      (115,094)
                                            -----------    ------------   -----------    -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares ......    7,370,204      26,528,774     1,819,760      7,473,346        225,000     25,080,000
   Dividend reinvestments ................      110,356      17,366,540       150,677        889,640        108,323        115,094
   Cost of shares redeemed ...............   (8,822,447)    (33,077,217)     (859,060)    (1,259,712)       (45,000)        (5,012)
                                            -----------    ------------   -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM CAPITAL TRANSACTIONS .......   (1,341,887)     10,818,097     1,111,377      7,103,274        288,323     25,190,082
                                            -----------    ------------   -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET
  ASSETS .................................   (7,530,429)    (10,155,196)   (1,244,686)     3,370,062        352,718     23,718,941
NET ASSETS, BEGINNING OF
  PERIOD/YEAR ............................   62,210,805      72,366,001    32,848,599     29,478,537     23,718,941             --
                                            -----------    ------------   -----------    -----------    -----------    -----------
NET ASSETS, END OF PERIOD/YEAR ...........  $54,680,376    $ 62,210,805   $31,603,913    $32,848,599    $24,071,659    $23,718,941
                                            ===========    ============   ===========    ===========    ===========    ===========
COMPONENTS OF NET ASSETS:
   Paid-in capital .......................  $51,150,943    $ 52,492,830   $35,525,982    $34,414,605    $25,478,405    $25,190,082
                                            -----------    ------------   -----------    -----------    -----------    -----------
   Accumulated undistributed net
     investment income ...................       25,196          19,804        20,520         17,246          3,689          1,356
   Accumulated undistributed net
     realized gain(loss) on investments ..      412,877        (233,950)     (279,909)      (107,487)      (549,920)      (259,769)
   Unrealized appreciation
     (depreciation) of investments .......    3,091,360       9,932,121    (3,662,680)    (1,475,765)      (860,515)    (1,212,728)
                                            -----------    ------------   -----------    -----------    -----------    -----------
NET ASSETS, END OF PERIOD/YEAR ...........  $54,680,376    $ 62,210,805   $31,603,913    $32,848,599    $24,071,659    $23,718,941
                                            ===========    ============   ===========    ===========    ===========    ===========

----------
(a) Commenced operations September 1, 2000.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                          Aggressive Equity Fund                 Bond Fund                   Money Market Fund
                                       ----------------------------    ----------------------------    ----------------------------
                                        For the Six    For the Year     For the Six   For the Year     For the Six     For the Year
                                       Months Ended        Ended       Months Ended       Ended        Months Ended      Ended
                                       June 30, 2001    December 31,   June 30, 2001   December 31,   June 30, 2001    December 31,
                                        (Unaudited)       2000(a)       (Unaudited)       2000         (Unaudited)       2000 (a)
                                       ------------    ------------    ------------    ------------    ------------    ------------
From Operations:
   Net investment income ...........   $       295     $    35,897     $   970,690     $ 1,881,270     $ 1,666,264     $ 2,504,097
   Net realized gain (loss) on
     investments ...................      (524,486)     (1,644,137)           (228)         (5,427)            143            (643)
   Net unrealized appreciation
     (depreciation) of investments .      (378,931)        598,628         453,740        (336,454)           (799)             50
                                       -----------     -----------     -----------     -----------     -----------     -----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS ......................      (903,122)     (1,009,612)      1,424,202       1,539,389       1,665,608       2,503,504
                                       -----------     -----------     -----------     -----------     -----------     -----------
Dividend Distributions (Note 5):
   From net investment income ......            --         (35,222)       (950,993)     (1,878,828)     (1,632,691)     (2,491,770)
   From capital gains ..............            --              --              --              --              --              --
Total Distributions ................            --         (35,222)       (950,993)     (1,878,828)     (1,632,691)     (2,491,770)
                                       -----------     -----------     -----------     -----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares        225,000      15,015,000       3,965,974         973,355      37,544,126      66,588,542
   Dividend reinvestments ..........            --          35,222         947,269       1,866,044       1,622,108       2,463,587
   Cost of shares redeemed .........            --              --      (1,153,565)     (3,012,446)     27,330,872)     31,626,730)
                                       -----------     -----------     -----------     -----------     -----------     -----------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM CAPITAL TRANSACTIONS .       225,000      15,050,222       3,759,678        (173,047)     11,835,362      37,425,399
                                       -----------     -----------     -----------     -----------     -----------     -----------
NET INCREASE (DECREASE) IN NET
  ASSETS ...........................      (678,122)     14,005,388       4,232,887        (512,486)     11,868,279      37,437,133
NET ASSETS, BEGINNING OF
   PERIOD/YEAR .....................    14,005,388              --      28,208,798      28,721,284      67,608,859      30,171,726
                                       -----------     -----------     -----------     -----------     -----------     -----------
NET ASSETS, END OF PERIOD/YEAR .....   $13,327,266     $14,005,388     $32,441,685     $28,208,798     $79,477,138     $67,608,859
                                       ===========     ===========     ===========     ===========     ===========     ===========
COMPONENTS OF NET ASSETS:
   Paid-in capital .................   $15,275,222     $15,050,222     $34,186,180     $30,426,502     $79,426,826     $67,591,464
   Accumulated undistributed net
     investment income (loss) ......           970             675           8,764         (10,933)         51,842          18,269
   Accumulated undistributed net
     realized gain(loss) on
     investments ...................    (2,168,623)     (1,644,137)       (291,938)       (291,710)           (731)           (874)
   Unrealized appreciation
     (depreciation) of investments .       219,697         598,628      (1,461,321)     (1,915,061)           (799)             --
                                       -----------     -----------     -----------     -----------     -----------     -----------
NET ASSETS, END OF PERIOD/YEAR .....   $13,327,266     $14,005,388     $32,441,685     $28,208,798     $79,477,138     $67,608,859
                                       ===========     ===========     ===========     ===========     ===========     ===========

----------
(a) Commenced operations September 1, 2000.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

                                                         All America Fund
                                    ---------------------------------------------------------------
                                     Six Months
                                       Ended
                                      June 30,               Years Ended December 31,
SELECTED PER SHARE AND                  2001       ------------------------------------------------
SUPPLEMENTARY DATA:                 (Unaudited)      2000      1999      1998      1997     1996(d)
----------------------              -----------    -------    -------   -------   -------   -------
NET ASSET VALUE, BEGINNING
 OF PERIOD/YEAR ...................   $ 11.31      $ 16.47    $ 15.08   $ 12.65   $ 10.98   $ 10.00
                                      -------      -------    -------   -------   -------   -------
Income from investment operations:
Net investment income .............      0.02         0.09       0.09      0.07      0.08      0.06
Net gains or losses on
   securities -- realized and
   unrealized .....................     (1.17)       (0.94)      3.81      2.57      2.77      0.98
                                      -------      -------    -------   -------   -------   -------
TOTAL FROM INVESTMENT OPERATIONS ..     (1.15)       (0.85)      3.90      2.64      2.85      1.04
                                      -------      -------    -------   -------   -------   -------
Less dividend distributions:
From net investment income ........      0.02        (0.09)     (0.08)    (0.08)    (0.08)    (0.06)
From capital gains ................        --        (4.22)     (2.43)    (0.13)    (1.10)       --
                                      -------      -------    -------   -------   -------   -------
TOTAL DISTRIBUTIONS ...............     (0.02)       (4.31)     (2.51)    (0.21)    (1.18)    (0.06)
                                      -------      -------    -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD/YEAR   $ 10.14      $ 11.31    $ 16.47   $ 15.08   $ 12.65   $ 10.98
                                      =======      =======    =======   =======   =======   =======
Total return (%) (b) ..............     -10.2         -5.3       26.0      21.0      26.0      10.4
Net assets, end of year
   ($ millions) ...................      54.7         62.2       72.4      70.8      56.7      55.5
Ratio of net investment income
   to average net assets (%) ......      0.42(a)      0.53       0.51      0.55      0.59      0.95(a)
Ratio of expenses to average
   net assets (%) .................      0.98(a)      0.86       0.85      0.84      0.84      0.87(a)
Ratio of expenses to average
   net assets after expense
   reimbursement (%) ..............      0.82(a)      0.82       0.84      0.82      0.81      0.85(a)
Portfolio turnover rate (%)(c) ....     47.97       109.97      34.89     41.25     35.96      9.33

                                                   Equity                        Mid-Cap                 Aggressive
                                                    Index                     Equity Index                 Equity
                                                    Fund                          Fund                      Fund
                                      -------------------------------     ---------------------    -----------------------
                                      Six Months                         Six Months      Year      Six Months       Year
                                         Ended         Years Ended         Ended        Ended        Ended         Ended
                                       June 30,        December 31,       June 30,     December      June 30,     December
SELECTED PER SHARE AND                   2001       -----------------       2001          31,         2001          31,
SUPPLEMENTARY DATA:                  (Unaudited)      2000    1999(e)    (Unaudited)    2000(f)    (Unaudited)     2000(f)
----------------------                ---------     -------   -------     ---------     -------     ---------      -------
NET ASSET VALUE, BEGINNING
  OF PERIOD/YEAR ...................   $  9.56      $ 10.80   $ 10.00      $  9.41      $ 10.00      $  9.30       $ 10.00
                                       -------      -------   -------      -------      -------      -------       -------
Income from investment operations:
Net investment income ..............      0.04         0.10      0.08         0.04         0.02           --          0.02
Net gains or losses on
   securities -- realized
   and unrealized ..................     (0.69)       (1.07)     0.82         0.04        (0.56)       (0.60)        (0.70)
                                       -------      -------   -------      -------      -------      -------       -------
TOTAL FROM INVESTMENT OPERATIONS ...     (0.65)       (0.97)     0.90         0.08        (0.54)       (0.60)        (0.68)
                                       -------      -------   -------      -------      -------      -------       -------
Less dividend distributions:
From net investment income .........     (0.04)       (0.10)    (0.08)       (0.04)       (0.02)          --         (0.02)
From capital gains .................        --        (0.17)    (0.02)          --        (0.03)          --            --
                                       -------      -------   -------      -------      -------      -------       -------
TOTAL DISTRIBUTIONS ................     (0.04)       (0.27)    (0.10)       (0.04)       (0.05)          --         (0.02)
                                       -------      -------   -------      -------      -------      -------       -------
NET ASSET VALUE, END OF
  PERIOD/YEAR ......................   $  8.87      $  9.56   $ 10.80      $  9.44      $  9.41      $  8.70       $  9.30
                                       =======      =======   =======      =======      =======      =======       =======
Total return (%) (b) ...............      -6.8         -9.1       9.0          0.7         -5.4         -6.4          -6.7
Net assets, end of year ($ millions)      31.6         32.8      29.5         24.1         23.7         13.3          14.0
Ratio of net investment income
   to average net assets (%) .......      1.00(a)      0.98      1.22(a)      0.96(a)      0.75(a)        --(g)       0.78(a)
Ratio of expenses to average
   net assets (%) ..................      0.67(a)      0.59      0.63(a)      0.68(a)      0.64(a)      1.76(a)       1.52(a)
Ratio of expenses to average
   net assets after expense
   reimbursement (%) ...............      0.33(a)      0.32      0.32(a)      0.33(a)      0.32(a)      1.10(a)       1.08(a)
Portfolio turnover rate (%)(c) .....      4.70         5.76      5.67         9.28        17.72       129.59         59.63

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations May 1, 1996.
(e)   Commenced operations May 3, 1999.
(f)   Commenced operations September 1, 2000.
(g)   Less than .01.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                        FINANCIAL HIGHLIGHTS (Continued)

                                                               Bond Fund
                                    ---------------------------------------------------------------
                                     Six Months
                                       Ended
                                      June 30,               Years Ended December 31,
SELECTED PER SHARE AND                  2001       ------------------------------------------------
SUPPLEMENTARY DATA:                 (Unaudited)      2000      1999      1998      1997     1996(d)
----------------------              -----------    -------    -------   -------   -------   -------
NET ASSET VALUE, BEGINNING
  OF PERIOD/YEAR ...................   $ 9.33       $ 9.45    $10.41    $10.41    $10.13    $10.01
                                       ------       ------    ------    ------    ------    ------
Income from investment operations:
Net investment income ..............     0.29         0.66      0.60      0.61      0.59      0.38
Net gains or losses on
   securities -- realized
   and unrealized ..................     0.17        (0.12)    (0.87)     0.24      0.29      0.12
                                       ------       ------    ------    ------    ------    ------
TOTAL FROM INVESTMENT OPERATIONS ...     0.46         0.54     (0.27)     0.85      0.88      0.50
                                       ------       ------    ------    ------    ------    ------
Less dividend distributions:
From net investment income .........    (0.29)       (0.66)    (0.60)    (0.62)    (0.59)    (0.38)
From capital gains .................       --           --     (0.09)    (0.23)    (0.01)       --
                                       ------       ------    ------    ------    ------    ------
TOTAL DISTRIBUTIONS ................    (0.29)       (0.66)    (0.69)    (0.85)    (0.60)    (0.38)
                                       ------       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD/YEAR    $ 9.50       $ 9.33    $ 9.45    $10.41    $10.41    $10.13
                                       ======       ======    ======    ======    ======    ======
Total return (%) (b) ...............      4.9          5.9      -3.5       8.3       8.9       5.0
Net assets, end of year ($ millions)     32.4         28.2      28.7      25.2      22.1      21.0
Ratio of net investment income
   to average net assets (%) .......     6.57(a)      6.93      6.23      5.84      5.69      5.63(a)
Ratio of expenses to average
   net assets (%) ..................     0.90(a)      0.93      0.93      0.97      1.00      0.90(a)
Ratio of expenses to average
   net assets after expense
   reimbursement (%) ...............     0.70(a)      0.70      0.70      0.70      0.70      0.70(a)
Portfolio turnover rate (%) (c) ....     0.76        18.33     10.07     33.32     56.18     17.85

                                                           Money Market Fund
                                         ----------------------------------------------------
                                          Six Months
                                            Ended
                                           June 30,             Years Ended December 31,
SELECTED PER SHARE AND                       2001        ------------------------------------
SUPPLEMENTARY DATA:                      (Unaudited)      2000      1999      1998     1997(e)
----------------------                   -----------     ------    ------    ------    ------
NET ASSET VALUE, BEGINNING
  OF PERIOD/YEAR ........................   $10.52       $10.39    $10.23    $10.15    $10.00
                                            ------       ------    ------    ------    ------
Income from investment operations:
Net investment income ...................     0.26         0.63      0.50      0.52      0.35
Net gains or losses on
   securities -- realized
   and unrealized .......................       --           --        --        --        --
                                            ------       ------    ------    ------    ------
TOTAL FROM INVESTMENT OPERATIONS ........     0.26         0.63      0.50      0.52      0.35
                                            ------       ------    ------    ------    ------
Less dividend distributions:
From net investment income ..............    (0.22)       (0.50)    (0.34)    (0.44)    (0.20)
From capital gains ......................       --           --        --        --        --
                                            ------       ------    ------    ------    ------
TOTAL DISTRIBUTIONS .....................    (0.22)       (0.50)    (0.34)    (0.44)    (0.20)
                                            ------       ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD/YEAR .....   $10.56       $10.52    $10.39    $10.23    $10.15
                                            ======       ======    ======    ======    ======

Total return (%) (b) ....................      2.4          6.1       4.9       5.3       3.5
Net assets, end of year ($ millions) ....     79.5         67.6      30.2       6.5      7.52
Ratio of net investment income to
   average net assets (%) ...............     4.77(a)      6.01      4.86      5.14      5.17(a)
Ratio of expenses to average
   net assets (%) .......................     0.45(a)      0.59      1.02      3.21      2.47(a)
Ratio of expenses to average
   net assets after expense
   reimbursement (%) ....................     0.40(a)      0.40      0.40      0.40      0.40(a)
Portfolio turnover rate (%) (c) .........      N/A          N/A       N/A       N/A       N/A

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations May 1, 1996.
(e)   Commenced operations May 1, 1997.
N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund, respectively. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

      The Investment Company is designed primarily as an investment vehicle for endowments, foundations, corporations, municipalities and other institutional investors.

      The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations onMay 3, 1999 and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Security Valuation--Investment securities are valued as follows:

      Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

      Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

      Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Adviser under the direction of the Board of Directors of the Investment Company.

      Security Transactions--Security transactions are recorded based on the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

      The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing its transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits
(represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk.

      Investment Income--Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
            NOTES TO FINANCIAL STATEMENTS -- (Unaudited) (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Investment Company has entered into an Investment Advisory agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee, calculated as a daily charge, at annual rates of .85%, .50%, .125%, .45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively.

      Under Sub-Advisory Agreements for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadvisers responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreements.

      Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

      The Adviser contractually limits the expenses of each fund, other than brokers' commissions, transfer taxes and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .25%, and .20%, of the value of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses is charged daily against each fund's net assets. Settlement of fees accrued (both investment management and other operating expenses) is paid by each fund to the Adviser on or about month-end.

      The annual rates of operating expenses charged daily to each fund are subject to periodic adjustments so as to maintain as close a relationship as possible between the established rate (charged daily) and each fund's actual expenses, but not to exceed the respective rates under the Adviser's contractual expense limitation agreement.

      The Adviser's contractual agreement to limit each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to annual rates of 1.10%, .85%, .325%, .70%, and .40% of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond and Money Market funds, respectively, is in effect through 2001 and continues in effect thereafter unless cancelled by the Fund or the Adviser in accordance with the agreement.

      The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

      A subadviser placed a portion of its portfolio transactions with its affiliated broker-dealer; such commissions amounted to $5,954 or 11.1% of the Fund's total commissions and represented 10.8% of the aggregate amount of commissionable transactions.

3. PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, for the period or year ended December 31, 2000 was as follows:

                                                                      Mid-Cap    Aggressive
                                         All America  Equity Index    Equity       Equity         Bond
                                            Fund          Fund      Index Fund      Fund          Fund
                                         -----------   ----------   ----------   -----------   ----------
Cost of investment purchases .........   $25,066,027   $2,414,842   $2,586,318   $16,261,272   $  774,613
                                         ===========   ==========   ==========   ===========   ==========
Proceeds from sales of investments ...   $27,206,281   $1,432,297   $2,031,923   $15,291,913   $       --
                                         ===========   ==========   ==========   ===========   ==========
The cost of investment purchases
  and proceeds from sales of U.S.
  Government (excluding short-term)
  securities was as follows:
     Cost of investment purchases ....   $        --   $       --   $       --   $        --   $2,580,078
                                         ===========   ==========   ==========   ===========   ==========
     Proceeds from sales of
       investments ...................   $        --   $       --   $       --   $        --   $  199,143
                                         ===========   ==========   ==========   ===========   ==========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
            NOTES TO FINANCIAL STATEMENTS -- (Unaudited) (Continued)

3. PURCHASES AND SALES (CONTINUED)

      For the Money Market Fund, the cost of short-term securities purchases was $330,363,923; net proceeds from sales and redemptions was $319,809,085.

      At June 30, 2001 the net unrealized appreciation (depreciation) of investments based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                             Mid-Cap       Aggressive                    Money
                              All America   Equity Index   Equity Index      Equity        Bond          Market
                                 Fund           Fund          Fund            Fund         Fund           Fund
                              -----------   -----------    -----------    -----------   -----------    -----------
Unrealized appreciation ...   $9,268,174    $ 2,701,490    $3,278,983     $1,036,953    $   651,400       $  --
Unrealized depreciation ...    6,176,814      6,364,170     4,139,498        817,256      2,112,721         799
                              ----------    -----------    ----------     ----------    -----------       -----
Net unrealized appreciation
  (depreciation) ..........   $3,091,360    $(3,662,680)   $ (860,515)    $  219,697    $(1,461,321)      $(799)
                              ==========    ===========    ==========     ==========    ===========       =====

4. CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

      At June 30, 2001 one billion shares of common stock has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

      Transactions in shares during the period or year ending June 30, 2001 were as follows:

                                                                Mid-Cap    Aggressive                  Money
                                 All America   Equity Index  Equity Index    Equity        Bond        Market
                                    Fund          Fund           Fund         Fund         Fund         Fund
                                 -----------   -----------   -----------   -----------  -----------  -----------
Shares issued ...............      700,953       200,541        24,171        25,838      412,534     3,518,977
Shares issued as reinvestment
  of dividends ..............       10,887        16,991        11,480            --       99,696       153,671
Shares redeemed .............     (815,507)      (89,622)       (5,093)           --     (120,536)   (2,567,673)
                                  --------       -------        ------        ------      -------     ---------
Net increase (decrease) .....     (103,667)      127,910        30,558        25,838      391,694     1,104,975
                                  ========       =======        ======        ======      =======     =========

      As at June 30, 2001, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

All America Fund .............  58%         Aggressive Equity Fund ...  98%
Equity Index Fund ............  73%         Bond Fund ................  78%
Mid-Cap Equity Index Fund ....  99%         Money Market Fund ........   2%

5. FUND OWNERSHIP

      In addition to the affiliated ownership as described above, other beneficial ownerships (shareholders owning 5% or more of a fund's outstanding shares) at June 30, 2001 are as follows:

      All America Fund: two shareholders, each owning 12% and 10%, respectively;

      Equity Index Fund: two shareholders owning 11% and 6%, respectively;

      Bond Fund: one shareholder owning 10%;

      Money Market Fund: three shareholders, each owning 8%, 7% and 7%, respectively.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
            NOTES TO FINANCIAL STATEMENTS -- (Unaudited) (Continued)

6. DIVIDENDS

      On June 29, 2001 dividend distributions were declared and paid from accumulated net investment income to shareholders of record on June 28, 2001. Pursuant to shareholders' instructions, substantially all dividend distributions were immediately reinvested in additional shares of each fund.

                                                                Mid-Cap     Aggressive                    Money
                                All America   Equity Index    Equity Index    Equity       Bond           Market
                                   Fund           Fund           Fund          Fund        Fund            Fund
                                 ---------      ---------      ---------    ----------   ---------      ----------
Distribution From:
  Net investment income .....    $ 111,546      $ 151,919      $ 108,323      $  --      $ 950,993      $1,632,691
                                 ---------      ---------      ---------      -----      ---------      ----------
Dividend amounts per share ..    $0.020720      $0.042832      $0.042654      $  --      $0.286906      $ 0.221672
                                 =========      =========      =========      =====      =========      ==========

                                        MUTUAL OF AMERICA
                                        INSTITUTIONAL
                                        FUNDS, INC.

                                        Distributed by:
                                        MUTUAL OF AMERICA SECURITIES CORPORATION
                                        320 PARK AVENUE
                                        NEW YORK, NY 10022-6839
                                        800-914-8716